1933 Act Registration No. 33-11351
                                       1940 Act File No. 811-4978

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D. C.  20549

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
   Post Effective Amendment No. 43                               [X]

                               and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
   Amendment No. 44                                              [X]

                     STEIN ROE INVESTMENT TRUST
         (Exact Name of Registrant as Specified in Charter)

    One South Wacker Drive, Chicago, Illinois       60606
     (Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code:  1-800-338-2550

    Jilaine Hummel Bauer          Cameron S. Avery
    Executive Vice-President      Bell, Boyd & Lloyd
       & Secretary                Three First National Plaza
    Stein Roe Investment Trust    Suite 3300
    One South Wacker Drive        70 W. Madison Street
    Chicago, Illinois  60606      Chicago, Illinois  60602
           (Name and Address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[X]  on February 2, 1998 pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

Registrant has previously elected to register pursuant to Rule 24f-2 an indefinite number of shares of beneficial interest of the following series: Stein Roe Growth & Income Fund, Stein Roe Balanced Fund, Stein Roe Growth Stock Fund, Stein Roe Capital Opportunities Fund, Stein Roe Special Fund, Stein Roe International Fund, Stein Roe Young Investor Fund, Stein Roe Special Venture Fund, Stein Roe Emerging Markets Fund, and Stein Roe Growth Opportunities Fund. The Rule 24f-2 Notice for the fiscal year ended September 30, 1996 was filed on November 14, 1996.

This amendment to the Registration Statement has also been signed by SR&F Base Trust as it relates to Stein Roe Growth & Income Fund, Stein Roe Balanced Fund, Stein Roe Growth Stock Fund, Stein Roe Young Investor Fund, Stein Roe Special Fund, Stein Roe Special Venture Fund, and Stein Roe International Fund.

                    STEIN ROE INVESTMENT TRUST
                     CROSS REFERENCE SHEET

Item
No.  Caption
                             Part A
1      Front cover
2      Fee Table; Summary
3 (a)  Financial Highlights
  (b)  Financial Highlights
  (c)  Investment Return
  (d)  Financial Highlights
4 Organization and Description of Shares; The Fund[s]; Investment Policies; Investment Restrictions; Risks
       and Investment Considerations; Portfolio Investments and Strategies; Summary--Investment Risks
5 (a)  Management--Trustees and Investment Adviser
  (b)  Management--Trustees and Investment Adviser,
       Fees and Expenses
  (c)  Management--Portfolio Managers
  (d)  Inapplicable
  (e)  Management--Transfer Agent
  (f)  Management--Fees and Expenses; Financial Highlights
  (g)  Inapplicable
5A     Inapplicable
6 (a) Organization and Description of Shares; see Statement of Additional Information--General Information and History
  (b)  Inapplicable
  (c)  Organization and Description of Shares
  (d)  Organization and Description of Shares
  (e)  Summary
  (f)  Distributions and Income Taxes; Shareholder Services
  (g)  Distributions and Income Taxes
  (h)  Master Fund/Feeder Fund Structure
7      How to Purchase Shares
  (a)  Management--Distributor
  (b)  How to Purchase Shares;
       Net Asset Value
  (c)  Inapplicable
  (d)  How to Purchase Shares
  (e)  Inapplicable
  (f)  Inapplicable
  (g)  Inapplicable
8 (a)  How to Redeem Shares; Shareholder Services
  (b)  How to Purchase Shares
  (c)  How to Redeem Shares
  (d)  How to Redeem Shares
9      Inapplicable

                              Part B
10     Cover page
11     Table of Contents
12     General Information and History
13 Investment Policies; Portfolio Investments and Strategies; Investment Restrictions
14     Management
15(a)  Inapplicable
  (b)  Principal Shareholders
  (c)  Principal Shareholders
16(a)  Investment Advisory Services; Management; see prospectus:
       Management
  (b)  Investment Advisory Services
  (c)  Inapplicable
  (d)  Investment Advisory Services
  (e)  Inapplicable
  (f)  Inapplicable
  (g)  Inapplicable
  (h)  Custodian; Independent Public Accountants
  (i)  Transfer Agent
17(a)  Portfolio Transactions
  (b)  Inapplicable
  (c)  Portfolio Transactions
  (d)  Portfolio Transactions
  (e)  Inapplicable
18     General Information and History
19(a) Purchases and Redemptions; see prospectus: How to Purchase Shares, How to Redeem Shares, Shareholder Services
  (b)  Purchases and Redemptions; see prospectus: Net Asset Value
  (c)  Purchases and Redemptions
20 Additional Income Tax Considerations; Portfolio Investments and Strategies--Taxation of Options and Futures
21(a)  Distributor
  (b)  Inapplicable
  (c)  Inapplicable
22(a)  Inapplicable
  (b)  Investment Performance
23     Financial Statements

                           Part C
24  Financial Statements and Exhibits
25  Persons Controlled By or Under Common Control with Registrant
26  Number of Holders of Securities
27  Indemnification
28  Business and Other Connections of Investment Adviser
29  Principal Underwriters
30  Location of Accounts and Records
31  Management Services
32  Undertakings

The prospectuses and statements of additional information relating to Stein Roe Growth & Income Fund, Stein Roe Balanced Fund, Stein Roe Growth Stock Fund, Stein Roe Special Fund, Stein Roe Special Venture Fund, Stein Roe Capital Opportunities Fund, Stein Roe International Fund, Stein Roe Emerging Markets Fund and Stein Roe Growth Opportunities Fund, all of the series of Stein Roe Investment Trust, are not affected by the filing of this post-effective amendment No. 43.

Prospectus Feb. 2, 1998

Stein Roe Mutual Funds

Stein Roe Young Investor Fund

The investment objective of Young Investor Fund is to provide long-term capital appreciation. Young Investor Fund invests all of its net investable assets in SR&F Growth Investor Portfolio ("Growth Investor Portfolio"), which has the same investment objective and substantially the same investment policies as Young Investor Fund. (See Master Fund/Feeder Fund: Structure and Risk Factors.) Growth Investor Portfolio invests primarily in securities of companies that are believed to have above-average growth prospects, many of which affect the lives of young people. Young Investor Fund also has an educational objective. It seeks to provide education and insight about mutual funds, basic economic principles, and personal finance through a variety of educational materials prepared and paid for by Young Investor Fund.

     Young Investor Fund is a "no-load" fund. There are no sales or redemption charges, and Young Investor Fund has no 12b-1 plan. Young Investor Fund is a series of the Stein Roe Investment Trust and Growth Investor Portfolio is a series of SR&F Base Trust. Each Trust is an open-end management investment company.


     This prospectus contains information you should know before investing in Young Investor Fund. Please read it carefully and retain it for future reference.

     If you have any questions about new Fund accounts, please call 800-403-KIDS (800-403-5437); for existing accounts, shareholders should call 800-338-2550.


     A Statement of Additional Information dated Feb. 2, 1998, containing more detailed information, has been filed with the Securities and Exchange Commission and (together with any supplements thereto) is incorporated herein by reference. That information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC is available at the SEC's website, http://www.sec.gov. This prospectus is also available electronically by using Stein Roe's Internet address: http://www. steinroe.com. You can get a free paper copy of the prospectus, the Statement of Additional Information, and the most recent financial statements by calling 800-338-2550 or by writing to Stein Roe Funds, Suite 3200, One South Wacker Drive, Chicago, Illinois 60606.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



TABLE OF CONTENTS

                                          Page
Summary.................................... 2
Fee Table.................................  4
Financial Highlights........................5
The Fund................................... 6
Investment Policies........................ 7
Portfolio Investments and Strategies........8
Investment Restrictions....................10
Risks and Investment Considerations........11
How to Purchase Shares.................... 12
  By Check................................ 12
  By Wire................................. 12
  By Electronic Transfer...................13
  By Exchange............................. 13
  Conditions of Purchase...................13
  Purchases Through Third Parties..........13
   Purchase Price and Effective Date.......14
How to Redeem Shares...................... 14
  By Written Request...................... 14
  By Exchange............................. 14
  Special Redemption Privileges........... 15
  General Redemption Policies............. 16
Shareholder Services...................... 17
Net Asset Value........................... 19
Distributions and Income Taxes............ 20
Investment Return......................... 21
Management................................ 21
Organization and Description of Shares.....23
Master Fund/Feeder Fund:
  Structure and Risk Factor................24



SUMMARY


Stein Roe Young Investor Fund ("Young Investor Fund") is a series of the Stein Roe Investment Trust, an open-end management investment company. Young Investor Fund is a "no-load" fund, which means that there are no sales or redemption charges. (See The Fund and Organization and Description of Shares.) This prospectus is not a solicitation in any jurisdiction in which shares of Young Investor Fund are not qualified for sale.

Investment Objective and Policies. The investment objective of Young Investor Fund is to provide long-term capital appreciation by investing primarily in common stocks and other equity-type securities that Stein Roe believes to have long-term appreciation potential. Young Investor Fund invests all of its net investable assets in SR&F Growth Investor Portfolio ("Growth Investor Portfolio"), which has the same investment objective and substantially the same investment policies as Young Investor Fund. Growth Investor Portfolio invests primarily in securities of companies that are believed to have above-average growth prospects, many of which that affect the lives of young people.

     In addition to the investment objective and policies, Young Investor Fund also has an educational objective. It seeks to provide education and insight about mutual funds, basic economic principles, and personal finance through a variety of educational materials prepared and paid for by Young Investor Fund.

     Young Investor Fund is designed to be appropriate for growth-oriented investors of all ages. Its focus on companies that affect the lives of young people and its educational objective and materials may make it especially appropriate for young people and investors for whom education is an important objective.


     There can be no guarantee that Young Investor Fund and Growth Investor Portfolio will achieve their common investment objective. Please see Investment Policies and Portfolio Investments and
Strategies for further information.


Investment Risks. Young Investor Fund is designed for long-term investors who are willing to accept the investment risk and volatility of equity-type securities in general, as well as the specific types of equity securities emphasized by Growth Investor Portfolio. By investing in companies whose products or services appeal to young investors, Growth Investor Portfolio emphasizes various consumer goods sectors. Since Growth Investor Portfolio may invest in foreign securities, investors should understand and carefully consider the risks involved in foreign investing. Investing in foreign securities involves certain risks and opportunities not typically associated with investing in U.S. securities. Please see Investment Policies, Portfolio Investments and Strategies, and Risks and Investment Considerations for further information.

Purchases. The minimum initial investment for Young Investor Fund is $2,500; the minimum investment for Uniform Gifts/Transfers to Minors Act accounts is $1,000. Additional investments must be at least $50. Lower initial investment minimums apply to IRAs, UGMAs and automatic investment plans. Shares may be purchased by check, by bank wire, by electronic transfer, or by exchange from another Stein Roe Fund. For more detailed information, see How to Purchase Shares.

Redemptions. For information on redeeming Young Investor Fund shares, including the special redemption privileges, see How to Redeem Shares.


Net Asset Value. The purchase and redemption price of Young Investor Fund's shares is its net asset value per share. The net asset value is determined as of the close of trading on the New York Stock Exchange. (For more detailed information, see Net Asset Value.)

Distributions. Dividends are normally declared and paid annually. Distributions will be reinvested in additional Fund shares unless you elect to have them paid in cash, deposited by electronic transfer into your bank account, or invested in shares of another Stein Roe Fund. (See Distributions and Income Taxes and Shareholder Services.)

Management and Fees. Stein Roe & Farnham Incorporated ("Stein Roe") provides investment management services to Growth Investor Portfolio and provides administrative and bookkeeping and accounting services to Young Investor Fund and Growth Investor Portfolio. For a description of Stein Roe and its fees, see Management.


     If you have any additional questions about Young Investor
Fund, please feel free to discuss them with a Stein Roe account representative by calling 800-338-2550.



FEE TABLE


Shareholder Transaction Expenses
Sales Load Imposed on Purchases.......................None
Sales Load Imposed on Reinvested Dividends............None
Deferred Sales Load...................................None
Redemption Fees*......................................None
Exchange Fees.........................................None

Annual Fund Operating Expenses (as a percentage
  of average net assets)
Management and Administrative Fees................... 0.80%
12b-1 Fees............................................None
Other Expenses........................................0.69%
                                                      -----
Total Fund Operating Expenses.........................1.49%
                                                      =====
__________
*There is a $7.00 charge for wiring redemption proceeds to your bank.

Example. You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; and (2) redemption at the end of each time period:

            1 year     3 years     5 years     10 years
            ------     -------     -------     --------
             $15        $47         $81          $178

     The purpose of the Fee Table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in Young Investor Fund. The table is based upon actual expenses incurred in the last fiscal year.

     Young Investor Fund pays Stein Roe an administrative fee based on the Fund's average daily net assets, and Growth Investor Portfolio pays Stein Roe a management fee based on its average daily net assets. The expenses of both Young Investor Fund and Growth Investor Portfolio are summarized in the Fee Table. (The fees are described under Management.) Young Investor Fund bears its proportionate share of Portfolio fees and expenses. The trustees of Investment Trust have considered whether the annual operating expenses of Young Investor Fund, including its proportionate share of the expenses of Growth Investor Portfolio, would be more or less than if Young Investor Fund invested directly in the securities held by Growth Investor Portfolio, and concluded that Young Investor Fund's expenses would not be greater in such case.

     For purposes of the Example above, the figures assume that the percentage amounts listed for Young Investor Fund under Annual Fund Operating Expenses remain the same in each of the periods; that all income dividends and capital gains distributions are reinvested in additional Fund shares; and that, for purposes of fee breakpoints, net assets remain at the same level as in the most recently completed fiscal year. The figures in the Example are not necessarily indicative of past or future expenses, and actual expenses may be greater or less than those shown. Although information such as that shown in the Example and Fee Table is useful in reviewing Young Investor Fund's expenses and in providing a basis for comparison with other mutual funds, it should not be used for comparison with other investments using different assumptions or time periods.



FINANCIAL HIGHLIGHTS


The following table reflects the results of operations of Young Investor Fund on a per-share basis for the period shown and has been audited by Arthur Andersen LLP, independent public accountants. The table should be read in conjunction with Young Investor Fund's financial statements and notes thereto. Young Investor Fund's annual report, which may be obtained from Investment Trust without charge upon request, contains additional performance information.

                           Period
                           Ended
                           Sept. 30,        Years Ended Sept. 30,
                           1994 (a)      1995       1996        1997
Net Asset Value, Begin-   ---------    ------      ------      ------
 ning of Period           $10.00       $10.24      $14.29      $18.64
                          ------       ------      ------      ------
Income from investment
  operations
Net investment income
  (loss)                    0.03         0.06        0.05       (0.03)
Net realized and unrealized
  gains on investments      0.21         4.07        4.86        4.78
                          ------       ------      ------      ------
Total from investment
  operations                0.24         4.13        4.91        4.75
Distributions
Net investment income         --        (0.08)      (0.05)      (0.02)
Net realized capital gains    --           --       (0.51)      (0.62)
                          ------       ------      ------      ------
Total Distributions           --        (0.08)      (0.56)      (0.64)
                          ------       ------      ------      ------
Net Asset Value, End of
 Period                   $10.24       $14.29      $18.64      $22.75
                          ======       ======      ======      ======
Ratio of net expenses to
 average net assets (b)   *0.99%        0.99%       1.21%       1.43%
Ratio of net investment
 income to average net
 assets (c)               *1.07%        0.47%       0.30%      (0.19%)
Portfolio turnover rate    **12%          55%         98%         22%(d)
Average commissions (per
  share)                      --           --     $0.0603     $0.0565(d)
Total return             **2.40%       40.58%      35.55%      26.37%
Net assets, end of
 period (000 omitted)     $8,176      $31,401    $179,089    $475,506
________________________________
  *Annualized.
**Not annualized.
(a) From commencement of operations on April 29, 1994.
(b) If Young Investor Fund had paid all of its expenses and there had been no reimbursement of expenses by the investment adviser, this ratio would have been 4.58% for the period ended
    Sept. 30, 1994, and 2.87%, 2.04% and 1.49% for the years ended
    Sept. 30, 1995 through 1997, respectively.
(c) Computed giving effect to the investment adviser's expense limitation undertaking.
(d) Prior to commencement of operations of Growth Investor
    Portfolio.



THE FUND


Stein Roe Young Investor Fund ("Young Investor Fund") is a no-load "mutual fund." Mutual funds sell their own shares to investors and use the money they receive to invest in a portfolio of securities such as common stocks. A mutual fund allows you to pool your money with that of other investors in order to obtain professional investment management. Mutual funds generally make it possible for you to obtain greater diversification of your investments and simplify your recordkeeping. Young Investor Fund does not impose commissions or charges when shares are purchased or redeemed.


     Young Investor Fund is a series of the Stein Roe Investment Trust ("Investment Trust"), an open-end management investment company, which is authorized to issue shares of beneficial interest in separate series. Each series represents interests in a separate portfolio of securities and other assets, with its own investment objectives and policies.

     Stein Roe & Farnham Incorporated ("Stein Roe") provides administrative, management, and accounting and bookkeeping services to Young Investor Fund and Growth Investor Portfolio, and investment advisory services to Growth Investor Portfolio. Stein Roe also manages and provides investment advisory services for several other mutual funds with different investment objectives, including other equity funds, international funds, taxable and tax-exempt bond funds, and money market funds. To obtain prospectuses and other information on any of those mutual funds, please call 800-338-2550.


     On Feb. 3, 1997, Young Investor Fund became a "feeder fund"-- that is, it invested all of its assets in SR&F Growth Investor Portfolio ("Growth Investor Portfolio"), a "master fund" that has an investment objective identical to that of Young Investor Fund. Growth Investor Portfolio is a series of SR&F Base Trust ("Base Trust"). Prior to converting to a feeder fund, Young Investor Fund had invested its assets in a diversified group of securities. Under the "master fund/feeder fund structure," a feeder fund and one or more feeder funds pool their assets in a master portfolio that has the same investment objective and substantially the same investment policies as the feeder funds. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. The assets of Growth Investor Portfolio, Young Investor Fund's master fund, are managed by Stein Roe in the same manner as the assets of Young Investor Fund were managed before conversion to the master fund/feeder fund structure. (For more information, see Master Fund/Feeder Fund: Structure and Risk Factors.)



INVESTMENT POLICIES

The investment objective of Young Investor Fund is to provide long-term capital appreciation. Young Investor Fund invests all of its net investable assets in Growth Investor Portfolio, which has the same investment objective and substantially the same investment policies as Young Investor Fund. Growth Investor Portfolio seeks to achieve its objective by investing primarily in common stocks and other equity-type securities that, in the opinion of Stein Roe, have long-term appreciation potential.

     Under normal circumstances, at least 65% of the total assets of Growth Investor Portfolio will be invested in securities of companies that, in the opinion of Stein Roe, directly or through one or more subsidiaries, affect the lives of young people. Such companies may include companies that produce products or services that young people use, are aware of, or could potentially have an interest in.

     Although Growth Investor Portfolio invests primarily in common stocks and other equity-type securities (such as preferred stocks, securities convertible into or exchangeable for common stocks, and warrants or rights to purchase common stocks), it may invest up to 35% of its total assets in debt securities. It may invest in securities of smaller emerging companies as well as securities of well-seasoned companies of any size. Smaller companies, however, involve higher risks in that they typically have limited product lines, markets, and financial or management resources. In addition, the securities of smaller companies may trade less frequently and have greater price fluctuation than larger companies, particularly those operating in countries with developing markets. Growth Investor Portfolio may also employ investment techniques described elsewhere in this prospectus. (See Risks and Investment Considerations.)


     In addition to the investment objective and policies, Young Investor Fund also has an educational objective. It seeks to provide education and insight about mutual funds, basic economic principles, and personal finance through a variety of educational materials prepared and paid for by Young Investor Fund.

     Young Investor Fund is designed to be appropriate for growth-oriented investors of all ages. Its focus on companies that affect the lives of young people and its educational objective and materials may make it especially appropriate for young people and investors for whom education is an important objective.


PORTFOLIO INVESTMENTS AND STRATEGIES


Debt Securities. In pursuing its investment objective, Growth Investor Portfolio may invest in debt securities. A debt security is an obligation of a borrower to make payments of principal and interest to the holder of the security. To the extent Growth Investor Portfolio invests in debt securities, such holdings will be subject to interest rate risk and credit risk. Interest rate risk is the risk that the value of a portfolio will fluctuate in response to changes in interest rates. Generally, the debt component of a portfolio will tend to decrease in value when interest rates rise and increase in value when interest rates fall. Credit risk is the risk that an issuer will be unable to make principal and interest payments when due. Investments in debt securities are limited to those that are rated within the four highest grades (generally referred to as "investment grade") assigned by a nationally recognized statistical rating organization. Investments in unrated debt securities are limited to those deemed to be of comparable quality by Stein Roe. Securities rated within the fourth highest grade may possess speculative characteristics. If the rating of a security held by Growth Investor Portfolio is lost or reduced below investment grade, Growth Investor Portfolio is not required to dispose of the security--Stein Roe will, however, consider that fact in determining whether it should continue to hold the security. When Stein Roe considers a temporary defensive position advisable, the Growth Investor Portfolio may invest without limitation in high-quality fixed income securities, or hold assets in cash or cash equivalents.

Foreign Securities. Growth Investor Portfolio may invest up to 25% of its total assets in foreign securities. (See Risks and Investment Considerations.) In addition to, or in lieu of, such direct investment, it may construct a synthetic foreign debt position by (a) purchasing a debt instrument denominated in one currency, generally U.S. dollars; and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because of the availability of a variety of highly liquid U.S. dollar debt instruments, a synthetic foreign debt position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency debt instruments. In connection with the purchase of foreign securities, Growth Investor Portfolio may contract to purchase an amount of foreign currency sufficient to pay the purchase price of the securities at the settlement date. Such a contract involves the risk that the value of the foreign currency may decline relative to the value of the dollar prior to the settlement date-- this risk is in addition to the risk that the value of the foreign security purchased may decline. As of Sept. 30, 1997, Growth Investor Portfolio's holdings of foreign companies amounted to 2.8% of average net assets (none in foreign securities; and 2.8% in ADRs and ADSs).

Lending Portfolio Securities; When-Issued and Delayed-Delivery Securities. Growth Investor Portfolio may make loans of portfolio securities to broker-dealers and banks and enter into reverse repurchase agreements subject to certain restrictions described in the Statement of Additional Information. It may participate in an interfund lending program, subject to certain restrictions described in the Statement of Additional Information. It may invest in securities purchased on a when-issued or delayed-delivery basis. Although the payment terms of these securities are established at the time Growth Investor Portfolio enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. Growth Investor Portfolio will make such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if it is deemed advisable for investment reasons.

Derivatives. Consistent with its objective, Growth Investor Portfolio may invest in a broad array of financial instruments and securities, including conventional, exchange-traded and non-exchange-traded options, futures, contracts, futures options, forward contracts, securities collateralized by underlying pools of mortgages or other receivables, floating rate instruments, and other instruments that securitize assets of various types
("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, or an interest rate.
Growth Investor Portfolio does not expect to invest more than 5% of its net assets in any type of Derivative except for options, futures contracts, and futures options.


Derivatives are most often used to manage investment risk or to create an investment position indirectly because they are more efficient or less costly than direct investment. They also may be used in an effort to enhance portfolio returns.

     The successful use of Derivatives depends on Stein Roe's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives. For additional information on Derivatives, please refer to the Statement of Additional Information.


     In seeking to achieve its desired investment objective, provide additional revenue, or hedge against changes in security prices, interest rates or currency fluctuations, Growth Investor Portfolio may: (1) purchase and write both call options and put options on securities, indexes and foreign currencies; (2) enter into interest rate, index and foreign currency futures contracts;
(3) write options on such futures contracts; and (4) purchase other types of forward or investment contracts linked to individual securities, indexes, or other benchmarks. Growth Investor Portfolio may write a call or put option only if the option is covered. As the writer of a covered call option, it foregoes, during the option's life, the opportunity to profit from increases in market value of the security covering the call option above the sum of the premium and the exercise price of the call. There can be no assurance that a liquid market will exist when Growth Investor Portfolio seeks to close out a position. In addition, because futures positions may require low margin deposits, the use of futures contracts involves a high degree of leverage and may result in losses in excess of the amount of the margin deposit.

Short Sales Against the Box. Growth Investor Portfolio may sell short securities it owns or has the right to acquire without further consideration, a technique called selling short "against the box." Short sales against the box may protect against the risk of losses in the value of portfolio securities because any unrealized losses with respect to such securities should be wholly or partly offset by a corresponding gain in the short position. However, any potential gains in such securities should be wholly or partially offset by a corresponding loss in the short position. Short sales against the box may be used to lock in a profit on a security when, for tax reasons or otherwise, Stein Roe does not want to sell the security. For a more complete explanation, please refer to the Statement of Additional Information.



INVESTMENT RESTRICTIONS


Each of Young Investor Fund and Growth Investor Portfolio is diversified as that term is defined in the Investment Company Act of 1940.

     Neither Young Investor Fund nor Growth Investor Portfolio may invest more than 5% of its assets in the securities of any one issuer. This restriction applies only to 75% of the investment portfolio, but does not apply to securities of the U.S. Government or repurchase agreements /1/ for such securities, and would not prevent Young Investor Fund from investing all of its assets in shares of another investment company having the identical investment objective under a master/feeder structure.
-------
/1/ A repurchase agreement involves a sale of securities to the Fund or the Portfolio in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, the Fund or the Portfolio could experience both losses and delays in liquidating its collateral.
-------


     Neither Young Investor Fund nor Growth Investor Portfolio may invest more than 25% of its total assets (at the time of investment) in the securities of companies in any one industry.


     Neither Young Investor Fund nor Growth Investor Portfolio may acquire more than 10% of the outstanding voting securities of any one issuer. Young Investor Fund may, however, invest all of its assets in shares of another investment company having the identical investment objective under a master/feeder structure.

     Neither Young Investor Fund nor Growth Investor Portfolio may make loans except that each may (1) purchase money market instruments and enter into repurchase agreements; (2) acquire publicly distributed or privately placed debt securities; (3) lend portfolio securities under certain conditions; and (4) participate in an interfund lending program with other Stein Roe Funds or Portfolios. Neither may borrow money, except for nonleveraging, temporary, or emergency purposes or in connection with participation in the interfund lending program. Neither the aggregate borrowings (including reverse repurchase agreements) nor aggregate loans at any one time may exceed 33 1/3% of the value of total assets. Neither Young Investor Fund nor Growth Investor Portfolio currently intend to borrow in excess of 5% of total assets. Additional securities may not be purchased when borrowings, less proceeds receivable from sales of portfolio securities, exceed 5% of total assets.

     Growth Investor Portfolio may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in illiquid securities, including repurchase agreements maturing in more than seven days. An investment in illiquid securities could involve relatively greater risks and costs.

     The investment restrictions described in the second through fifth paragraphs of this section are fundamental policies and, as such, can be changed only with the approval of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940. The common investment objective of Young Investor Fund and Growth Investor Portfolio is nonfundamental and, as such, may be changed by the Board of Trustees without shareholder approval, subject, however, to at least 30 days' advance written notice to Young Investor Fund's shareholders. Any such change may result in Young Investor Fund having an investment objective different from the objective the shareholder considered appropriate at the time of investment in Young Investor Fund. All of the investment restrictions are set forth in the Statement of Additional Information.



RISKS AND INVESTMENT CONSIDERATIONS


All investments, including those in mutual funds, have risks. No investment is suitable for all investors. Young Investor Fund is designed for long-term investors who desire to participate in the stock market and places an emphasis on companies that are believed to have above-average growth prospects, many of which affect the lives of young people. These investors can accept more investment risk and volatility than the stock market in general but want less investment risk and volatility than aggressive capital appreciation funds. Of course, there can be no guarantee that Young Investor Fund or Growth Investor Portfolio will achieve its objective. Young Investor Fund also has an educational objective. It seeks to provide education and insight about mutual funds, basic economic principles, and personal finance through a variety of educational materials prepared and paid for by Young Investor Fund.


     Although Growth Investor Portfolio seeks to reduce risk by investing in a diversified portfolio, diversification does not eliminate all risk. However, Growth Investor Portfolio will not invest more than 25% of the total value of its assets (at the time of investment) in the securities of companies in any one industry. By investing in companies whose products or services appeal to young investors, Growth Investor Portfolio emphasizes various consumer goods sectors.

     Although Growth Investor Portfolio does not purchase securities with a view to rapid turnover, there are no limitations on the length of time portfolio securities must be held. Accordingly, the portfolio turnover rate may vary significantly from year to year, but is not expected to exceed 100% under normal market conditions. A high rate of portfolio turnover may result in increased transaction expenses and the realization of capital gains and losses. (See Distributions and Income Taxes.) Young Investor Fund is not intended to be an income-producing investment, although it may produce income.

     Investment in foreign securities may represent a greater degree of risk (including risk related to exchange rate fluctuations, tax provisions, exchange and currency controls, and expropriation of assets) than investment in securities of domestic issuers. Other risks of foreign investing include less complete financial information on issuers, different accounting, auditing and financial reporting standards, different settlement practices, less market liquidity, more market volatility, less developed and regulated markets, and greater political instability. In addition, various restrictions by foreign governments on investments by nonresidents may apply, including imposition of exchange controls and withholding taxes on dividends, and seizure or nationalization of investments owned by nonresidents. Foreign investments also tend to involve higher transaction and custody costs.


HOW TO PURCHASE SHARES


You may purchase Young Investor Fund shares by check, by wire, by electronic transfer, or by exchange from your account with another Stein Roe Fund. The initial purchase minimum per Fund account is $2,500; the minimum for Uniform Gifts/Transfers to Minors Act accounts is $1,000; the minimum for accounts established under an automatic investment plan of at least $50 per month (i.e., Regular Investments or the Automatic Exchange Plan) is $100; and the minimum per account for Stein Roe IRAs is $500. The initial purchase minimum is waived for shareholders who participate in the Stein Roe Counselor [service mark] program and for clients of Stein Roe. Subsequent purchases must be at least $50. (See Shareholder Services.)

By Check. To make an initial purchase of shares of Young Investor Fund by check, please complete and sign the application and mail it, together with a check made payable to Stein Roe Mutual Funds, to SteinRoe Services Inc., P.O. Box 8900, Boston, Massachusetts 02205. Participants in the Stein Roe Counselor [service mark] program should send orders to SteinRoe Services Inc., P.O. Box 803938, Chicago, Illinois 60680.

     You may make subsequent investments by submitting a check along with either the stub from your Fund account confirmation statement or a note indicating the amount of the purchase, your account number, and the name in which your account is registered. Money orders will not be accepted for initial purchases into new accounts. Credit card convenience checks will not be accepted for initial or subsequent purchases into your account. Each individual check submitted for purchase must be at least $50, and Investment Trust generally will not accept cash, drafts, third or fourth party checks, or checks drawn on banks outside the United States. Should an order to purchase shares of Young Investor Fund be cancelled because your check does not clear, you will be responsible for any resulting loss incurred by Young Investor Fund.


By Wire. You also may pay for shares by instructing your bank to wire federal funds (monies of member banks within the Federal Reserve System) to the First National Bank of Boston. Your bank may charge you a fee for sending the wire. If you are opening a new account by wire transfer, you must first call 800-338-2550 to request an account number and furnish your social security or other tax identification number. Neither Young Investor Fund nor Investment Trust will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. Your bank must include the full name(s) in which your account is registered and your Fund account number, and should address its wire as follows:

First National Bank of Boston
Boston, Massachusetts
ABA Routing No. 011000390
Attention:  SteinRoe Services Inc.
Fund No. 14; Stein Roe Young Investor Fund
Account of (exact name(s) in registration)
Shareholder Account No. ________


Participants in the Stein Roe Counselor [service mark] program should address their wires as follows:


First National Bank of Boston
Boston, Massachusetts
ABA Routing No. 011000390
Attention:  SteinRoe Services Inc.
Fund No. 14; Stein Roe Young Investor Fund
Account of (exact name(s) in registration)
Counselor Account No. ________

By Electronic Transfer. You may also make subsequent investments by an electronic transfer of funds from your bank account. Electronic transfer allows you to make purchases at your request ("Special Investments") by calling 800-338-2550 or at pre-scheduled intervals ("Regular Investments") elected on your application. (See Shareholder Services.) Electronic transfer purchases are subject to a $50 minimum and a $100,000 maximum. You may not open a new account through electronic transfer. Should an order to purchase shares of Young Investor Fund be cancelled because your electronic transfer does not clear, you will be responsible for any resulting loss incurred by Young Investor Fund.

By Exchange. You may purchase shares by exchange of shares from another Stein Roe Fund account either by phone (if the Telephone Exchange Privilege has been established on the account from which the exchange is being made), by mail, in person, or automatically at regular intervals (if you have elected the Automatic Exchange Privilege). Restrictions apply; please review the information on the Exchange Privilege under How to Redeem Shares--By Exchange.

Conditions of Purchase. Each purchase order for Young Investor Fund must be accepted by an authorized officer of Investment Trust or its authorized agent and is not binding until accepted and entered on the books of Young Investor Fund. Once your purchase order has been accepted, you may not cancel or revoke it; you may, however, redeem the shares. Investment Trust reserves the right not to accept any purchase order that it determines not to be in the best interests of Investment Trust or of Young Investor Fund's shareholders. Investment Trust also reserves the right to waive or lower its investment minimums for any reason.


Purchases Through Third Parties. You may purchase (or redeem) shares through certain broker-dealers, banks, or other intermediaries ("Intermediaries"). These Intermediaries may charge for their services or place limitations on the extent to which you may use the services offered by Investment Trust. There are no charges or limitations imposed by Investment Trust, other than those described in this prospectus, if shares are purchased (or redeemed) directly from Investment Trust.

     An Intermediary, who accepts orders that are processed at the net asset value next determined after receipt of the order by the Intermediary, accepts such orders as agent of the Fund. The Intermediary is required to segregate any orders received on a business day after the close of regular session trading on the New York Stock Exchange and transmit those orders separately for execution at the net asset value next determined after that business day.


     Some Intermediaries that maintain nominee accounts with Young Investor Fund for their clients for whom they hold Fund shares charge an annual fee of up to 0.25% of the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. Stein Roe and the Fund's transfer agent share in the expense of these fees, and Stein Roe pays all sales and promotional expenses.


Purchase Price and Effective Date. Each purchase of shares made directly with the Fund is made at its net asset value (see Net
Asset Value) next determined after receipt of an order in good form, including receipt of payment as follows:


     A purchase by check or wire transfer is made at the net asset value next determined after Young Investor Fund receives the check or wire transfer of funds in payment of the purchase.

     A purchase by electronic transfer is made at the net asset value next determined after Young Investor Fund receives the electronic transfer from your bank. A Special Electronic Transfer Investment instruction received by telephone on a business day before 3:00 p.m., central time, is effective on the next business day.

     Each purchase of Young Investor Fund shares through an Intermediary that is an authorized agent of the Trust for the receipt of orders is made at the net asset value next determined after the receipt of the order by the Intermediary.


HOW TO REDEEM SHARES


By Written Request. You may redeem all or a portion of your shares of Young Investor Fund by submitting a written request in "good order" to SteinRoe Services Inc., P.O. Box 8900, Boston, MA 02205. Participants in the Stein Roe Counselor [service mark] program should send redemption requests to SteinRoe Services Inc., P.O. Box 803938, Chicago, IL 60680. A redemption request will be considered to have been received in good order if the following conditions are satisfied:

(1) The request must be in writing, and must indicate the number of shares or the dollar amount to be redeemed and identify the shareholder's account number;
(2) The request must be signed by the shareholder(s) exactly as the shares are registered;
(3) The signatures on the written redemption request must be guaranteed (a signature guarantee is not a notarization, but is a widely accepted way to protect you and Young Investor Fund by verifying your signature);
(4) The request must include other supporting legal documents as required from organizations, executors, administrators, trustees, or others acting on accounts not registered in their names.


By Exchange. You may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other Stein Roe Fund offered for sale in your state if your signed, properly completed application is on file. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. Before exercising the Exchange Privilege, you should obtain the prospectus for the Stein Roe Fund in which you wish to invest and read it carefully. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the Stein Roe Fund being purchased. An exchange may be made by following the redemption procedure described under By Written Request and indicating the Stein Roe Fund to be purchased--a signature guarantee normally is not required. (See also the discussion below of the Telephone Exchange Privilege and Automatic Exchanges.)

Special Redemption Privileges. The Telephone Exchange Privilege and the Telephone Redemption by Check Privilege will be established automatically for you when you open your account unless you decline these Privileges on your application. Other Privileges must be specifically elected. If you do not want the Telephone Exchange and Redemption Privileges, check the box(es) under the section "Telephone Redemption Options" when completing your application. In addition, a signature guarantee may be required to establish a Privilege after you open your account. If you establish both the Telephone Redemption by Wire Privilege and the Electronic Transfer Privilege, the bank account that you designate for both Privileges must be the same.

     The Telephone Redemption by Check Privilege, Telephone Redemption by Wire Privilege, and Special Electronic Transfer Redemptions may not be used to redeem shares held by a tax-sheltered retirement plan sponsored by Stein Roe. (See also General Redemption Policies.)

     Telephone Exchange Privilege. You may use the Telephone Exchange Privilege to exchange an amount of $50 or more from your account by calling 800-338-2550 or by sending a telegram; new accounts opened by exchange are subject to the $2,500 initial purchase minimum. Generally, you will be limited to four Telephone Exchange round-trips per year and Young Investor Fund may refuse requests for Telephone Exchanges in excess of four round-trips (a round-trip being the exchange out of Young Investor Fund into another Stein Roe Fund, and then back to Young Investor
Fund). In addition, Investment Trust's general redemption policies apply to redemptions of shares by Telephone Exchange. (See General Redemption Policies.)


     Investment Trust reserves the right to suspend or terminate, at any time and without prior notice, the use of the Telephone Exchange Privilege by any person or class of persons. Investment Trust believes that use of the Telephone Exchange Privilege by investors utilizing market-timing strategies adversely affects Young Investor Fund. Therefore, regardless of the number of telephone exchange round-trips made by an investor, Investment Trust generally will not honor requests for Telephone Exchanges by shareholders identified by Investment Trust as "market-timers" if the officers of the Trust determine the order not to be in the best interests of the Trust or its shareholders. Investment Trust generally identifies as a "market-timer" an investor whose investment decisions appear to be based on actual or anticipated near-term changes in the securities markets other than for investment considerations. Moreover, Investment Trust reserves the right to suspend, limit, modify, or terminate, at any time and without prior notice, the Telephone Exchange Privilege in its entirety. Because such a step would be taken only if the Board of Trustees believes it would be in the best interests of Young Investor Fund, Investment Trust expects that it would provide shareholders with prior written notice of any such action unless the resulting delay in the suspension, limitation, modification, or termination of the Telephone Exchange Privilege would adversely affect Young Investor Fund. If Investment Trust were to suspend, limit, modify, or terminate the Telephone Exchange Privilege, a shareholder expecting to make a Telephone Exchange might find that an exchange could not be processed or that there might be a delay in the implementation of the exchange. (See How to Redeem Shares- -By Exchange.) During periods of volatile economic and market conditions, you may have difficulty placing your exchange by telephone.


     Automatic Exchanges.  You may use the Automatic Exchange
Privilege to automatically redeem a fixed amount from your Fund account for investment in another Stein Roe Fund account on a regular basis.

     Telephone Redemption by Wire Privilege. You may use this Privilege to redeem shares from your account ($1,000 minimum; $100,000 maximum) by calling 800-338-2550. The proceeds will be transmitted by wire to your account at a commercial bank previously designated by you that is a member of the Federal Reserve System. The fee for wiring proceeds (currently $7.00 per transaction) will be deducted from the amount wired.

     Telephone Redemption by Check Privilege. You may use the Telephone Redemption by Check Privilege to redeem an amount of $1,000 or more from your account by calling 800-338-2550. The proceeds will be sent by check to your registered address.

     Electronic Transfer Privilege. You may redeem shares by calling 800-338-2550 and requesting an electronic transfer ("Special Redemption") of the proceeds to a bank account previously designated by you at a bank that is a member of the Automated Clearing House. You may also request electronic transfers at scheduled intervals ("Automatic Redemptions"--see Shareholder Services). Electronic transfers are subject to a $50 minimum and a $100,000 maximum. A Special Redemption request received by telephone after 3:00 p.m., central time, is deemed received on the next business day.

General Redemption Policies. You may not cancel or revoke your redemption order once instructions have been received and accepted. Investment Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions. Please call 800-338-2550 if you have any questions about requirements for a redemption before submitting your request. Investment Trust reserves the right to require a properly completed application before making payment for shares redeemed.


     The price at which your redemption order will be executed is the net asset value next determined after proper redemption instructions are received. (See Net Asset Value.) Because the redemption price you receive depends upon the net asset value per share at the time of redemption, it may be more or less than the price you originally paid for the shares and may result in a realized capital gain or loss.


     Investment Trust will generally mail payment for shares redeemed within seven days after proper instructions are received. However, Investment Trust normally intends to pay proceeds of a Telephone Redemption paid by wire on the next business day. If you attempt to redeem shares within 15 days after they have been purchased by check or electronic transfer, Investment Trust may delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those shares has been (or will be) collected. To reduce such delays, Investment Trust recommends that your purchase be made by federal funds wire through your bank.

     Generally, you may not use any Special Redemption Privilege to redeem shares purchased by check (other than certified or cashiers' checks) or electronic transfer until 15 days after their date of purchase.

     Investment Trust reserves the right at any time without prior notice to suspend, limit, modify, or terminate any Privilege or its use in any manner by any person or class.

     Neither Investment Trust, its transfer agent, nor their respective officers, trustees, directors, employees, or agents will be responsible for the authenticity of instructions provided under the Privileges, nor for any loss, liability, cost or expense for acting upon instructions furnished thereunder if they reasonably believe that such instructions are genuine. Young Investor Fund employs procedures reasonably designed to confirm that instructions communicated by telephone under any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege are genuine. Use of any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege authorizes Young Investor Fund and its transfer agent to tape-record all instructions to redeem. In addition, callers are asked to identify the account number and registration, and may be required to provide other forms of identification. Written confirmations of transactions are mailed promptly to the registered address; a legend on the confirmation requests that the shareholder review the transactions and inform Young Investor Fund immediately if there is a problem. If Young Investor Fund does not follow reasonable procedures for protecting shareholders against loss on telephone transactions, it may be liable for any losses due to unauthorized or fraudulent instructions.


     Investment Trust reserves the right to redeem shares in any account and send the proceeds to the owner of record if the shares in the account do not have a value of at least $1,000. If the value of the account is more than $10, a shareholder would be notified that his account is below the minimum and would be allowed 30 days to increase the account before the redemption is processed. Investment Trust reserves the right to redeem any account with a value of $10 or less without prior written notice to the shareholder. Due to the proportionately higher costs of maintaining small accounts, the transfer agent may charge and deduct from the account a $5 per quarter minimum balance fee if the account is a regular account with a balance below $2,000 or an UGMA account with a balance below $800. This minimum balance fee does not apply to Stein Roe IRAs and other Stein Roe prototype retirement plans, accounts with automatic investment plans (unless regular investments have been discontinued), and omnibus and nominee accounts. The transfer agent may waive the fee, at its discretion, in the event of significant market corrections.


     Shares in any account you maintain with Young Investor Fund or any of the other Stein Roe Funds may be redeemed to the extent necessary to reimburse any Stein Roe Fund for any loss it sustains that is caused by you (such as losses from uncollected checks and electronic transfers for the purchase of shares, or any Stein Roe Fund liability under the Internal Revenue Code provisions on backup withholding).


SHAREHOLDER SERVICES

Reporting to Shareholders. You will receive a confirmation statement reflecting each of your purchases and redemptions of shares of Young Investor Fund. Shares purchased by reinvestment of dividends, by cross-reinvestment of dividends from another Fund, or through an automatic investment plan will be confirmed to you quarterly. Investment Trust will send you quarterly materials on Young Investor Fund and portfolio holdings, will send you semiannual and annual reports, and will provide you annually with tax information.


     To reduce the volume of mail you receive, only one copy of certain materials, such as prospectuses and shareholder reports, will be mailed to your household (same address). Please call 800-338-2550 if you wish to receive additional copies free of charge. This policy may not apply if you purchased shares through an Intermediary.

Funds-on-Call [registered mark] Automated Telephone Service. To access Stein Roe Funds-on-Call [registered mark], just call 800-338-2550 on any touch-tone telephone and follow the recorded instructions. Funds-on-Call [registered mark] provides yields, prices, latest dividends, account balances, last transaction, and other information 24 hours a day, seven days a week. You also may use Funds-on-Call [registered mark] to make Special Investments and Redemptions, Telephone Exchanges, and Telephone Redemptions by Check. These transactions are subject to the terms and conditions of the individual privileges. (See How to Purchase Shares and How
to Redeem Shares.)   Information regarding your account is
available to you via Funds-on-Call [registered mark] only after you follow an activation process the first time you call. Your account information is protected by a personal identification number (PIN) that you establish.

Stein Roe Counselor [service mark] Program. The Stein Roe Counselor [service mark] program is a professional investment advisory service available to shareholders. This program is designed to provide investment guidance in helping investors to select a portfolio of Stein Roe Funds.


Tax-Sheltered Retirement Plan. Booklets describing the Individual Retirement Account ("IRA") program and special forms necessary for establishing it are available on request. IRAs are available for employed persons and their non-employed spouses. You may use all of the Stein Roe Funds, except those investing primarily in tax-exempt securities, in the plan. Please read the prospectus for each fund in which you plan to invest before making your investment.

Special Services. The following special services are available to shareholders. Please call 800-338-2550 or write Investment Trust for additional information and forms.


     Dividend Purchase Option--to diversify your Fund investments by having distributions from one Fund account automatically invested in another Stein Roe Fund account. Before establishing this option, you should obtain and read the prospectus of the Stein Roe Fund into which you wish to have your distributions invested. The account from which distributions are made must be of sufficient size to allow each distribution to usually be at least $25.

     Automatic Dividend Deposit (electronic transfer)--to have income dividends and capital gains distributions deposited directly into your bank account.


     Telephone Redemption by Check Privilege ($1,000 minimum) and
Telephone Exchange Privilege ($50 minimum)--established automatically when you open your account unless you decline them on your application. (See How to Redeem Shares--Special
Redemption Privileges.)

     Telephone Redemption by Wire Privilege--to redeem shares from your account by phone and have the proceeds transmitted by wire to your bank account ($1,000 minimum; $100,000 maximum).

     Special Redemption Option (electronic transfer)--to redeem shares at any time and have the proceeds deposited directly to your bank account ($50 minimum; $100,000 maximum).

     Regular Investments (electronic transfer)--to purchase Fund shares at regular intervals directly from your bank account ($50 minimum; $100,000 maximum).

     Special Investments (electronic transfer)--to purchase Fund shares by telephone and pay for them by electronic transfer of funds from your bank account ($50 minimum; $100,000 maximum).

     Automatic Exchange Plan--to automatically redeem a fixed dollar amount from your Fund account and invest it in another
Stein Roe Fund account on a regular basis ($50 minimum; $100,000 maximum).

     Automatic Redemptions (electronic transfer)--to have a fixed dollar amount redeemed and sent at regular intervals directly to your bank account ($50 minimum; $100,000 maximum).

     Systematic Withdrawals--to have a fixed dollar amount, declining balance, or fixed percentage of your account redeemed and sent at regular intervals by check to you or another payee.


NET ASSET VALUE


The purchase and redemption price of Young Investor Fund's shares is its net asset value per share. The net asset value of a share of Young Investor Fund is determined as of the close of trading on the New York Stock Exchange ("NYSE") (currently 3:00 p.m., central time) by dividing the difference between the values of its assets and liabilities by the number of shares outstanding. If trading is closed prior to 3:00 p.m., central time, solely in response to market conditions, the net asset value of Fund shares will be determined at 3:00 p.m., central time, unless, in the judgment of the Board of Trustees, the net asset value should be determined at an earlier time. Growth Investor Portfolio allocates net asset value, income, and expenses to Young Investor Fund and any other of its feeder funds in proportion to their respective interests in Growth Investor Portfolio.


     Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, the net asset value should be determined on any such day, in which case the determination will be made at 3:00 p.m., central time.

     Each security traded on a national stock exchange is valued at its last sale price on that exchange on the day of valuation or, if there are no sales that day, at the latest bid quotation. Each over-the-counter security for which the last sale price on the day of valuation is available from Nasdaq is valued at that price. All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation.

     Long-term straight-debt obligations and securities convertible into stocks are valued at a fair value using a procedure determined in good faith by the Board of Trustees. Pricing services approved by the Board provide valuations (some of which may be "readily available market quotations"). These valuations are reviewed by Stein Roe. If Stein Roe believes that a valuation received from the service does not represent a fair value, it values the obligation using a method that the Board believes represents fair value. The Board may approve the use of other pricing services and any pricing service used may employ electronic data processing techniques, including a so-called "matrix" system, to determine valuations. Other assets and securities are valued by a method that the Board believes represents fair value.


DISTRIBUTIONS AND INCOME TAXES


Distributions. Income dividends are normally declared and paid annually. Young Investor Fund intends to distribute by the end of each calendar year at least 98% of any net capital gains realized from the sale of securities during the 12-month period ended Oct. 31 in that year. It intends to distribute any undistributed net investment income and net realized capital gains in the following year.

     All of your income dividends and capital gains distributions will be reinvested in additional shares of Young Investor Fund unless you elect to have distributions either (1) paid by check;
(2) deposited by electronic transfer into your bank account; (3) applied to purchase shares in your account with another Stein Roe Fund; or (4) applied to purchase shares in a Stein Roe Fund account of another person. (See Shareholder Services.) Reinvestment into the same Fund account normally occurs one business day after the record date. Investment of distributions into another Stein Roe Fund account occurs on the payable date. If you choose to receive your distributions in cash, your distribution check normally will be mailed approximately 15 days after the record date. Investment Trust reserves the right to reinvest the proceeds and future distributions in additional Fund shares if checks mailed to you for distributions are returned as undeliverable or are not presented for payment within six months. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


Income Taxes. Your distributions will be taxable to you, under income tax law, whether received in cash or reinvested in additional shares. For federal income tax purposes, any distribution that is paid in Jan. but was declared in the prior calendar year is deemed paid in the prior calendar year.


     You will be subject to federal income tax at ordinary rates on income dividends and distributions of net short-term capital gains. Distributions of net long-term capital gains will be taxable to you as long-term capital gains regardless of the length of time you have held your shares.


     You will be advised annually as to the source of distributions for tax purposes. If you are not subject to tax on your income, you may not be required to pay tax on these amounts.


     If you realize a loss on the sale or exchange of Fund shares held for six months or less, your short-term loss is recharacterized as long-term to the extent of any long-term capital gains distributions you have received with respect to those shares.

     The Taxpayer Relief Act of 1997 (the "Act") reduced from 28% to 20% the maximum tax rate on long-term capital gains. This reduced rate generally applies to securities held for more than 18 months and sold after July 28, 1997, and securities held for more than one year and sold between May 6, 1997 and July 29, 1997.


     For federal income tax purposes, Young Investor Fund is treated as a separate taxable entity distinct from the other series of Investment Trust.

     This discussion of taxation is not intended to be a full discussion of income tax laws and their effect on shareholders. You may wish to consult your own tax advisor. The foregoing information applies to U.S. shareholders. Foreign shareholders should consult their tax advisors as to the tax consequences of ownership of Fund shares.

Backup Withholding. Investment Trust may be required to withhold federal income tax ("backup withholding") from certain payments to you--generally redemption proceeds. Backup withholding may be required if:

- You fail to furnish your properly certified social security or other tax identification number;
- You fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income;
- The Internal Revenue Service informs Investment Trust that your tax identification number is incorrect.

     These certifications are contained in the application that you should complete and return when you open an account. Young Investor Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for Young Investor Fund to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return.


INVESTMENT RETURN

The total return from an investment in Young Investor Fund is measured by the distributions received (assuming reinvestment of dividends and capital gains), plus or minus the change in the net asset value per share for a given period. A total return percentage may be calculated by dividing the value of a share at the end of the period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an average annual total return may be calculated by finding the average annual compounded rate that would equate a hypothetical $1,000 investment to the ending redeemable value.

     Comparison of Young Investor Fund's total return with alternative investments should consider differences between Young Investor Fund and the alternative investments, the periods and methods used in calculation of the return being compared, and the impact of taxes on alternative investments. Of course, past performance is not necessarily indicative of future results.


MANAGEMENT

Trustees and Adviser. The Board of Trustees of Investment Trust and the Board of Trustees of Base Trust have overall management responsibility for Young Investor Fund and Growth Investor Portfolio, respectively. See the Statement of Additional Information for the names of and additional information about the trustees and officers. Since Investment Trust and Base Trust have the same trustees, the trustees have adopted conflict of interest procedures to monitor and address potential conflicts between the interests of Young Investor Fund and Growth Investor Portfolio.

     Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, Illinois 60606, is responsible for managing the business affairs of Young Investor Fund, Growth Investor Portfolio, and the Trusts and the investment portfolio of Growth Investor Portfolio, subject to the direction of the respective Boards. Stein Roe is registered as an investment adviser under the Investment Advisers Act of 1940. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. Stein Roe is a wholly owned indirect subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company.


Portfolio Managers. Erik P. Gustafson and David P. Brady have been portfolio managers of Growth Investor Portfolio since its inception in 1997. Mr. Gustafson had been portfolio manager of Young Investor Fund since Feb. 1995 and Mr. Brady since Mar. 1995. As of Sept. 30, 1997, Messrs. Gustafson and Brady were responsible for co-managing $1.2 billion and $475 million in mutual fund net assets, respectively.

     Mr. Gustafson is a senior vice president of Stein Roe and Mr. Brady is a vice president of Stein Roe. Before joining Stein Roe, Mr. Gustafson was an attorney with Fowler, White, Burnett, Hurley, Banick & Strickroot from 1989 to 1992. He holds a B.A. from the University of Virginia (1985) and M.B.A. and J.D. degrees from Florida State University (1989). Mr. Brady, who joined Stein Roe in 1993, was an equity investment analyst with State Farm Mutual Automobile Insurance Company from 1986 to 1993. A chartered financial analyst, Mr. Brady earned a B.S. in Finance, graduating Magna Cum Laude, from the University of Arizona (1986), and an M.B.A. from the University of Chicago (1989).

Fees and Expenses. In return for its services, Stein Roe is entitled to receive an administrative fee from Young Investor Fund at an annual rate of .20% of the first $500 million of average net assets, .15% of the next $500 million, and .125% thereafter; and a management fee from Growth Investor Portfolio at an annual rate of
 .60% of the first $500 million, .55% of the next $500 million, and .50% thereafter. Prior to Feb. 3, 1997, the management fee was paid by Young Investor Fund. For the fiscal year ended Sept. 30, 1997, such fees amounted to .34% and .39% of the average net assets of Young Investor Fund and Growth Investor Portfolio, respectively. At September 30, 1997, Young Investor Fund owned 99.98% of Growth Investor Portfolio.


     Because Young Investor Fund also has as an objective being an educational experience for investors, its non-advisory expenses may be higher than other mutual funds due to regular educational and other reporting to shareholders.

     Under a separate agreement with each Trust, Stein Roe provides certain accounting and bookkeeping services to Young
Investor Fund and Growth Investor Portfolio, including computation of net asset value and calculation of its net income and capital gains and losses on disposition of assets.

Portfolio Transactions. Stein Roe places the orders for the purchase and sale of portfolio securities and options and futures transactions. In doing so, Stein Roe seeks to obtain the best combination of price and execution, which involves a number of judgmental factors.


Transfer Agent. SteinRoe Services Inc., One South Wacker Drive, Chicago, Illinois 60606, a wholly owned subsidiary of Liberty Financial, is the agent of Investment Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records.

Distributor. Shares of Young Investor Fund are distributed by Liberty Financial Investments, Inc., One Financial Center, Boston, Massachusetts 02111, a subsidiary of Colonial Management Associates, Inc., which is an indirect subsidiary of Liberty Financial. Shares of Young Investor Fund are offered for sale without any sales commissions or charges to the Fund or to its shareholders. All distribution and promotional expenses are paid by Stein Roe, including payments to a distributor for sales of shares. All correspondence (including purchase and redemption orders) should be mailed to SteinRoe Services Inc. at P.O. Box 8900, Boston, Massachusetts 02205. Participants in the Stein Roe Counselor [service mark] programs should send orders to SteinRoe Services Inc. at P.O. Box 803938, Chicago, Illinois 60680.


Custodian. State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, Massachusetts 02101, is the custodian for Young Investor Fund and Growth Investor Portfolio. Foreign securities are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network or foreign depositories used by such members. (See Custodian in the Statement of Additional Information.)


ORGANIZATION AND DESCRIPTION OF SHARES


Investment Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Jan. 8, 1987, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either Investment Trust's shareholders or its trustees. Investment Trust may issue an unlimited number of shares, in one or more series as the Board may authorize. Currently, 10 series are authorized and outstanding.

     Under Massachusetts law, shareholders of a Massachusetts business trust such as Investment Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against, Investment Trust or any particular series shall look only to the assets of Investment Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of Investment Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and Investment Trust was unable to meet its obligations.

     The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of Investment Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.



MASTER FUND/FEEDER FUND: STRUCTURE AND RISK FACTORS

Commencing Feb. 3, 1997, Young Investor Fund, which is an open-end management investment company, seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to that of Young Investor Fund.
The shareholders of Young Investor Fund approved this policy of permitting Young Investor Fund to act as a feeder fund by investing in Growth Investor Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of Young Investor Fund and Growth Investor Portfolio. The management fees and expenses of Young Investor Fund and Growth Investor Portfolio are described under Fee Table and Management. Young Investor Fund bears its proportionate share of Growth Investor Portfolio's expenses.


     Stein Roe has provided investment management services in connection with other mutual funds employing the master fund/feeder fund structure since 1991.

     SR&F Growth Investor Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Aug. 23, 1993. The Declaration of Trust of Base Trust provides that Young Investor Fund and other investors in Growth Investor Portfolio will be liable for all obligations of Growth Investor Portfolio that are not satisfied by Growth Investor Portfolio. However, the risk of Young Investor Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and Growth Investor Portfolio was unable to meet its obligations. Accordingly, the trustees of Investment Trust believe that neither Young Investor Fund nor its shareholders will be adversely affected by reason of Young Investor Fund's investing in Growth Investor Portfolio.

     The Declaration of Trust of Base Trust provides that Growth Investor Portfolio will terminate 120 days after the withdrawal of Young Investor Fund or any other investor in Growth Investor Portfolio, unless the remaining investors vote to agree to continue the business of Growth Investor Portfolio. The trustees of Investment Trust may vote Young Investor Fund's interests in Growth Investor Portfolio for such continuation without approval of Young Investor Fund's shareholders.

     The common investment objective of Young Investor Fund and Growth Investor Portfolio is nonfundamental and may be changed without shareholder approval, subject, however, to at least 30 days' advance written notice to Young Investor Fund's shareholders.


     The fundamental policies of Young Investor Fund and the corresponding fundamental policies of Growth Investor Portfolio can be changed only with shareholder approval. If Young Investor Fund, as a Portfolio investor, is requested to vote on a change in a fundamental policy of Growth Investor Portfolio or any other matter pertaining to Growth Investor Portfolio (other than continuation of the business of Growth Investor Portfolio after withdrawal of another investor), Young Investor Fund will solicit proxies from its shareholders and vote its interest in Growth Investor Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. Young Investor Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors in the Portfolio. If other investors hold a majority interest in Growth Investor Portfolio, they could have voting control over Growth Investor Portfolio.


     In the event that Growth Investor Portfolio's fundamental policies were changed so as to be inconsistent with those of Young Investor Fund, the Board of Trustees of Investment Trust would consider what action might be taken, including changes to Young Investor Fund's fundamental policies, withdrawal of Young Investor Fund's assets from Growth Investor Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. Any of these actions would require the approval of Young Investor Fund's shareholders. Young Investor Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of Young Investor Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to Young Investor Fund. Should such a distribution occur, Young Investor Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for Young Investor Fund and could affect the liquidity of Young Investor Fund.

     Each investor in Growth Investor Portfolio, including Young Investor Fund, may add to or reduce its investment in Growth Investor Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in Growth Investor Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in Growth Investor Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in Growth Investor Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of Growth Investor Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in Growth Investor Portfolio by all investors in Growth Investor Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in Growth Investor Portfolio as of the close of business.

     Base Trust may permit other investment companies and/or other institutional investors to invest in Growth Investor Portfolio, but members of the general public may not invest directly in Growth Investor Portfolio. Other investors in Growth Investor Portfolio are not required to sell their shares at the same public offering price as Young Investor Fund, might incur different administrative fees and expenses than Young Investor Fund, and might charge a sales commission. Therefore, Young Investor Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in Growth Investor Portfolio. Investment by such other investors in Growth Investor Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of Growth Investor Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in Growth Investor Portfolio could result in untimely liquidations of Growth Investor Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of Growth Investor Portfolio as a percentage of Growth Investor Portfolio's net assets. As a result, Growth Investor Portfolio's security holdings may become less diverse, resulting in increased risk.

     Information regarding other investors in Growth Investor Portfolio may be obtained by writing to SR&F Base Trust at Suite 3200, One South Wacker Drive, Chicago, IL 60606, or by calling 800-338-2550. Stein Roe may provide administrative or other services to one or more of such investors.

[STEIN ROE MUTUAL FUNDS LOGO]

The Stein Roe Funds
Stein Roe Cash Reserves Fund
Stein Roe Intermediate Bond Fund
Stein Roe Income Fund
Stein Roe High Yield Fund
Stein Roe Municipal Money Market Fund
Stein Roe Intermediate Municipals Fund
Stein Roe Managed Municipals Fund
Stein Roe High-Yield Municipals Fund
Stein Roe Balanced Fund
Stein Roe Growth & Income Fund
Stein Roe Growth Stock Fund
Stein Roe Young Investor Fund
Stein Roe Special Fund
Stein Roe Special Venture Fund
Stein Roe Growth Opportunities Fund
Stein Roe Capital Opportunities Fund
Stein Roe International Fund
Stein Roe Emerging Markets Fund

800-338-2550

In Chicago, visit our Fund Center at One South Wacker Drive, Suite
3200

Liberty Securities Corporation, Distributor

[STEIN ROE MUTUAL FUNDS LOGO]


PROSPECTUS  Feb. 2, 1998
Defined Contribution Plans


Stein Roe Young Investor Fund


The investment objective of Young Investor Fund is to provide long-term capital appreciation. Young Investor Fund invests all of its net investable assets in SR&F Growth Investor Portfolio, which has the same investment objective and substantially the same investment policies as Young Investor Fund. (See Master Fund/Feeder Fund Structure and Risk Factors.) Growth Investor Portfolio invests primarily in securities of companies that are believed to have above-average growth prospects, many of which affect the lives of young people. It seeks to provide education and insight about mutual funds, basic economic principles, and personal finance through a variety of educational materials prepared and paid for by Young Investor Fund.


This prospectus relates only to shares of Young Investor Fund purchased through eligible employer-sponsored defined contribution plans ("defined contribution plans").


Young Investor Fund is a "no-load" fund. There are no sales or redemption charges, and Young Investor Fund has no 12b-1 plan. Young Investor Fund is a series of the Stein Roe Investment Trust and Growth Investor Portfolio is a series of SR&F Base Trust. Each Trust is an open-end management investment company.


This prospectus contains information you should know before investing in Young Investor Fund. Please read it carefully and retain it for future reference.


A Statement of Additional Information dated Feb. 2, 1998, containing more detailed information, has been filed with the Securities and Exchange Commission and (together with any supplements thereto) is incorporated herein by reference. The Statement of Additional Information and the most recent financial statements may be obtained without charge by writing to the Stein Roe Mutual Funds at Suite 3200, One South Wacker Drive, Chicago, IL 60606 or by calling 800-322-1130. The Statement of Additional Information contains information relating to other series of the Stein Roe Investment Trust that may not be available as investment vehicles for your defined contribution plan.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                 Table of Contents


                                           Page
Fee Table................................... 2
Financial Highlights.........................3
The Fund.....................................3
Investment Policies..........................4
Portfolio Investments and Strategies.........4
Investment Restrictions..................... 6
Risks and Investment Considerations......... 7
How to Purchase Shares.......................8
How to Redeem Shares........................ 8
Net Asset Value............................. 8
Distributions and Income Taxes...............9
Investment Return............................9
Management..................................10
Organization and Description of Shares......11
Master Fund/Feeder Fund: Structure
   and Risk Factors.........................12
For More Information....................... 13


__________________________
Fee Table


Shareholder Transaction Expenses
Sales Load Imposed on Purchases.......................None
Sales Load Imposed on Reinvested Dividends............None
Deferred Sales Load...................................None
Redemption Fees*......................................None
Exchange Fees.........................................None

Annual Fund Operating Expenses (as a percentage
  of average net assets)
Management and Administrative Fees................... 0.80%
12b-1 Fees............................................None
Other Expenses........................................0.69%
                                                      -----
Total Fund Operating Expenses.........................1.49%
                                                      =====
__________
*There is a $7.00 charge for wiring redemption proceeds to your bank.

Example. You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; and (2) redemption at the end of each time period:

            1 year     3 years     5 years     10 years
            ------     -------     -------     --------
             $15        $47         $81          $178

The purpose of the Fee Table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in Young Investor Fund. The table is based on expenses incurred in the last fiscal year.

Young Investor Fund pays the Adviser an administrative fee based on the Fund's average daily net assets, and Growth Investor Portfolio pays the Adviser a management fee based on its average daily net assets. The expenses of both Young Investor Fund and Growth Investor Portfolio are summarized in the Fee Table. (The fees are described under Management.) Young Investor Fund bears its proportionate share of Portfolio fees and expenses. The trustees of Investment Trust have considered whether the annual operating expenses of Young Investor Fund, including its proportionate share of the expenses of Growth Investor Portfolio, would be more or less than if Young Investor Fund invested directly in the securities held by Growth Investor Portfolio, and concluded that Young Investor Fund's expenses would not be greater in such case.


For purposes of the Example above, the figures assume that the percentage amounts listed for Young Investor Fund under Annual Fund Operating Expenses remain the same in each of the periods; that all income dividends and capital gains distributions are reinvested in additional Young Investor Fund shares; and that, for purposes of fee breakpoints, net assets remain at the same level as in the most recently completed fiscal year. The figures in the Example are not necessarily indicative of past or future expenses, and actual expenses may be greater or less than those shown. Although information such as that shown in the Example and Fee Table is useful in reviewing Young Investor Fund's expenses and in providing a basis for comparison with other mutual funds, it should not be used for comparison with other investments using different assumptions or time periods. The Example does not reflect any charges or expenses related to your employer's plan.
__________________________
Financial Highlights


The following table reflects the results of operations of Young Investor Fund on a per-share basis for the periods shown and has been audited by Arthur Andersen LLP, independent public accountants. The table should be read in conjunction with Young Investor Fund's financial statements and notes thereto. Young Investor Fund's annual report, which may be obtained from Investment Trust without charge upon request, contains additional performance information.

                           Period
                           Ended
                           Sept. 30,        Years Ended Sept. 30,
                           1994 (a)      1995       1996        1997
Net Asset Value, Begin-   ---------    ------      ------      ------
 ning of Period           $10.00       $10.24      $14.29      $18.64
                          ------       ------      ------      ------
Income from investment
  operations
Net investment income
  (loss)                    0.03         0.06        0.05       (0.03)
Net realized and unrealized
  gains on investments      0.21         4.07        4.86        4.78
                          ------       ------      ------      ------
Total from investment
  operations                0.24         4.13        4.91        4.75
Distributions
Net investment income         --        (0.08)      (0.05)      (0.02)
Net realized capital gains    --           --       (0.51)      (0.62)
                          ------       ------      ------      ------
Total Distributions           --        (0.08)      (0.56)      (0.64)
                          ------       ------      ------      ------
Net Asset Value, End of
 Period                   $10.24       $14.29      $18.64      $22.75
                          ======       ======      ======      ======
Ratio of net expenses to
 average net assets (b)   *0.99%        0.99%       1.21%       1.43%
Ratio of net investment
 income to average net
 assets (c)               *1.07%        0.47%       0.30%      (0.19%)
Portfolio turnover rate    **12%          55%         98%         22%(d)
Average commissions (per
  share)                      --           --     $0.0603     $0.0565(d)
Total return             **2.40%       40.58%      35.55%      26.37%
Net assets, end of
 period (000 omitted)     $8,176      $31,401    $179,089    $475,506
________________________________
  *Annualized.
**Not annualized.
(a) From commencement of operations on April 29, 1994.
(b) If Young Investor Fund had paid all of its expenses and there had been no reimbursement of expenses by the investment adviser, this ratio would have been 4.58% for the period ended
    Sept. 30, 1994, and 2.87%, 2.04% and 1.49% for the years ended
    Sept. 30, 1995 through 1997, respectively.
(c) Computed giving effect to the investment adviser's expense limitation undertaking.
(d) Prior to commencement of operations of Growth Investor
    Portfolio.

__________________________
The Fund


Stein Roe Young Investor Fund ("Young Investor Fund") is a no-load "mutual fund." Mutual funds sell their own shares to investors and use the money they receive to invest in a portfolio of securities such as common stocks. A mutual fund allows you to pool your money with that of other investors in order to obtain professional investment management. Mutual funds generally make it possible for you to obtain greater diversification of your investments and simplify your recordkeeping. Young Investor Fund does not impose commissions or charges when shares are purchased or redeemed.


Young Investor Fund is a series of the Stein Roe Investment Trust ("Investment Trust"), an open-end management investment company, which is authorized to issue shares of beneficial interest in separate series. Each series represents interests in a separate portfolio of securities and other assets, with its own investment objectives and policies.

Stein Roe & Farnham Incorporated (the "Adviser") provides investment management, administrative, and bookkeeping and accounting services to Young Investor Fund and Growth Investor Portfolio. The Adviser also manages several other mutual funds with different investment objectives, including other equity funds, international funds, taxable and tax-exempt bond funds, and money market funds. To obtain prospectuses and other information on opening a regular account in any of these mutual funds, please call 800-338-2550.


On Feb. 3, 1997, Young Investor Fund became a "feeder fund"--that is, it invested all of its assets in SR&F Growth Investor
Portfolio ("Growth Investor Portfolio"), a "master fund" that has an investment objective identical to that of Young Investor Fund. Growth Investor Portfolio is a series of SR&F Base Trust ("Base Trust"). Prior to converting to a feeder fund, Young Investor
Fund had invested its assets in a diversified group of securities. Under the "master fund/feeder fund structure," a feeder fund and one or more feeder funds pool their assets in a master portfolio that has the same investment objective and substantially the same investment policies as the feeder funds. The purpose of such an arrangement is to achieve greater opormation, see Master
Fund/Feeder Fund: Structure and Risk Factors.)vestor Portfolio,
Young Investor Fund's master fund, are managed by the Adviser in the same manner as the assets of Young Investor Fund were managed before conversion to the master fund/feeder fund structure. (For more information, see Master Fund/Feeder Fund: Structure and Risk Factors.)

__________________________
Investment Policies

The investment objective of Young Investor Fund is long-term capital appreciation. Young Investor Fund invests all of its net investable assets in Growth Investor Portfolio, which has the same investment objective and substantially the same investment policies as Young Investor Fund. Growth Investor Portfolio invests primarily in common stocks and other equity-type securities that, in the opinion of the Adviser, have long-term appreciation potential.

Under normal circumstances, at least 65% of the total assets of Growth Investor Portfolio will be invested in securities of companies that, in the opinion of the Adviser, directly or through one or more subsidiaries, affect the lives of young people. Such companies may include companies that produce products or services that young people use, are aware of, or could potentially have an interest in.


Although Growth Investor Portfolio invests primarily in common stocks and other equity-type securities (such as preferred stocks, securities convertible into or exchangeable for common stocks, and warrants or rights to purchase common stocks), it may invest up to 35% of its total assets in debt securities. Growth Investor Portfolio may invest in securities of smaller emerging companies as well as securities of well-seasoned companies of any size. Smaller companies, however, involve higher risks in that they typically have limited product lines, markets, and financial or management resources. In addition, the securities of smaller companies may trade less frequently and have greater price fluctuation than larger companies, particularly those operating in countries with developing markets. Growth Investor Portfolio may also employ investment techniques described elsewhere in this prospectus. (See Risks and Investment Considerations and Portfolio Investments and Strategies.)

In addition to the investment objective and policies, Young Investor Fund also has an educational objective. It seeks to provide education and insight about mutual funds, basic economic principles, and personal finance through a variety of educational materials prepared and paid for by Young Investor Fund.

Young Investor Fund is designed to be appropriate for growth-oriented investors of all ages. Its focus on companies that affect the lives of young people and its educational objective and materials may make it especially appropriate for young people and investors for whom education is an important objective.

__________________________
Portfolio Investments and Strategies

Debt Securities.
In pursuing its investment objective, Growth Investor Portfolio may invest in debt securities. A debt security is an obligation of a borrower to make payments of principal and interest to the holder of the security. To the extent Growth Investor Portfolio invests in debt securities, such holdings will be subject to interest rate risk and credit risk. Interest rate risk is the risk that the value of a portfolio will fluctuate in response to changes in interest rates. Generally, the debt component of a portfolio will tend to decrease in value when interest rates rise and increase in value when interest rates fall. Credit risk is the risk that an issuer will be unable to make principal and interest payments when due. Investments in debt securities are limited to those that are rated within the four highest grades (generally referred to as "investment grade") assigned by a nationally recognized statistical rating organization.
Investments in unrated debt securities are limited to those deemed
to be of comparable quality by the Adviser.   Securities rated
within the fourth highest grade may possess speculative characteristics. If the rating of a security held by Growth Investor Portfolio is lost or reduced below investment grade, Growth Investor Portfolio is not required to dispose of the security--the Adviser will, however, consider that fact in determining whether Growth Investor Portfolio should continue to hold the security. When the Adviser considers a temporary defensive position advisable, Growth Investor Portfolio may invest without limitation in high-quality fixed income securities, or hold assets in cash or cash equivalents.


Foreign Securities.
Growth Investor Portfolio may invest up to 25% of its total assets in foreign securities. (See Risks and Investment Considerations.) In addition to, or in lieu of, such direct investment, Growth Investor Portfolio may construct a synthetic foreign debt position by (a) purchasing a debt instrument denominated in one currency, generally U.S. dollars; and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because of the availability of a variety of highly liquid U.S. dollar debt instruments, a synthetic foreign debt position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency debt instruments. In connection with the purchase of foreign securities, Growth Investor Portfolio may contract to purchase an amount of foreign currency sufficient to pay the purchase price of the securities at the settlement date. Such a contract involves the risk that the value of the foreign currency may decline relative to the value of the dollar prior to the settlement date-- this risk is in addition to the risk that the value of the foreign security purchased may decline. As of Sept. 30, 1997, Growth Investor Portfolio's holdings of foreign companies amounted to 2.8% of net assets (none in foreign securities and 2.8% in ADRs and ADSs).


When-Issued and Delayed-Delivery Securities.
Growth Investor Portfolio may make loans of portfolio securities to broker-dealers and banks and enter into reverse repurchase agreements subject to certain restrictions described in the Statement of Additional Information. It may participate in an interfund lending program, subject to certain restrictions described in the Statement of Additional Information. Growth Investor Portfolio may invest in securities purchased on a when-issued or delayed-delivery basis. Although the payment terms of these securities are established at the time Growth Investor Portfolio enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. Growth Investor Portfolio will make such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if it is deemed advisable for investment reasons.

Derivatives.
Consistent with its objective, Growth Investor Portfolio may invest in a broad array of financial instruments and securities, including conventional, exchange-traded and non-exchange-traded options, futures contracts, futures options, forward contracts, securities collateralized by underlying pools of mortgages or other receivables, floating rate instruments, and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, or an interest rate. Growth Investor Portfolio does not expect to invest more than 5% of its net assets in any type of Derivative except for options, futures contracts, and futures options.

Derivatives are most often used to manage investment risk or to create an investment position indirectly because they are more efficient or less costly than direct investment. They also may be used in an effort to enhance portfolio returns.

The successful use of Derivatives depends on the Adviser's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives. For additional information on Derivatives, please refer to the Statement of Additional Information.


In seeking to achieve its desired investment objective, provide additional revenue, or hedge against changes in security prices, interest rates or currency fluctuations, Growth Investor Portfolio may: (1) purchase and write both call options and put options on securities, indexes and foreign currencies; (2) enter into interest rate, index and foreign currency futures contracts; (3) write options on such futures contracts; and (4) purchase other types of forward or investment contracts linked to individual securities, indexes, or other benchmarks. Growth Investor Portfolio may write a call or put option only if the option is covered. As the writer of a covered call option, Growth Investor Portfolio foregoes, during the option's life, the opportunity to profit from increases in market value of the security covering the call option above the sum of the premium and the exercise price of the call. There can be no assurance that a liquid market will exist when Growth Investor Portfolio seeks to close out a position. In addition, because futures positions may require low margin deposits, the use of futures contracts involves a high degree of leverage and may result in losses in excess of the amount of the margin deposit.


Short Sales Against the Box.
Growth Investor Portfolio may sell short securities it owns or has the right to acquire without further consideration, a technique called selling short "against the box." Short sales against the box may protect Growth Investor Portfolio against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such securities should be wholly or partly offset by a corresponding gain in the short position. However, any potential gains in such securities should be wholly or partially offset by a corresponding loss in the short position. Short sales against the box may be used to lock in a profit on a security when, for tax reasons or otherwise, the Adviser does not want to sell the security. For a more complete explanation, please refer to the Statement of Additional Information.
__________________________
Investment Restrictions


Each of Young Investor Fund and Growth Investor Portfolio is diversified as that term is defined in the Investment Company Act of 1940.

Neither Young Investor Fund nor Growth Investor Portfolio may invest more than 5% of its assets in the securities of any one issuer. This restriction applies only to 75% of the investment portfolio, but does not apply to securities of the U.S. Government or repurchase agreements /1/ for such securities, and would not prevent Young Investor Fund from investing all of its assets in shares of another investment company having the identical investment objective under a master/feeder structure.

----------
/2/ A repurchase agreement involves a sale of securities to Growth Investor Portfolio in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, Growth Investor Portfolio could experience both losses and delays in liquidating its collateral.
----------

Neither Young Investor Fund nor Growth Investor Portfolio may invest more than 25% of its total assets (at the time of investment) in the securities of companies in any one industry.


Neither Young Investor Fund nor Growth Investor Portfolio may acquire more than 10% of the outstanding voting securities of any one issuer. Young Investor Fund may, however, invest all of its assets in shares of another investment company having the identical investment objective under a master/feeder structure.


Neither Young Investor Fund nor Growth Investor Portfolio may make loans except that each may (1) purchase money market instruments and enter into repurchase agreements; (2) acquire publicly distributed or privately placed debt securities; (3) lend portfolio securities under certain conditions; and (4) participate in an interfund lending program with other Stein Roe Funds and Portfolios. Neither may borrow money, except for nonleveraging, temporary, or emergency purposes or in connection with participation in the interfund lending program. Neither the aggregate borrowings (including reverse repurchase agreements) nor aggregate loans at any one time may exceed 33 1/3% of the value of total assets. Neither Growth Investor Fund nor Growth Investor Portfolio currently intend to borrow in excess of 5% of total assets. Additional securities may not be purchased when borrowings, less proceeds receivable from sales of portfolio securities, exceed 5% of total assets.


Growth Investor Portfolio may invest in repurchase agreements, provided that it will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. An investment in illiquid securities could involve relatively greater risks and costs.


The investment restrictions described in the second through fifth paragraphs of this section are fundamental policies and, as such, can be changed only with the approval of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940. The common investment objective of Young Investor Fund and Growth Investor Portfolio is non-fundamental and, as such, may be changed by the Board of Trustees without shareholder approval, subject, however, to at least 30 days' advance written notice to Young Investor Fund's shareholders. Any such change may result in Young Investor Fund having an investment objective different from the objective the shareholder considered appropriate at the time of investment in Young Investor Fund. All of the investment restrictions are set forth in the Statement of Additional Information.
__________________________
Risks and Investment Considerations


All investments, including those in mutual funds, have risks. No investment is suitable for all investors. Young Investor Fund is designed for long-term investors who desire to participate in the stock market and places an emphasis on companies that are believed to have above-average growth prospects, many of which affect the lives of young people. These investors can accept more investment risk and volatility than the stock market in general but want less investment risk and volatility than aggressive capital appreciation funds. Of course, there can be no guarantee that Young Investor Fund or Growth Investor Portfolio will achieve its objective. Young Investor Fund also has an educational objective. It seeks to provide education and insight about mutual funds, basic economic principles, and personal finance through a variety of educational materials prepared and paid for by Young Investor Fund.


Although Growth Investor Portfolio seeks to reduce risk by investing in a diversified portfolio, diversification does not eliminate all risk. However, Growth Investor Portfolio will not invest more than 25% of the total value of its assets (at the time of investment) in the securities of companies in any one industry. By investing in companies whose products or services appeal to young investors, Growth Investor Portfolio emphasizes various consumer goods sectors.

Although Growth Investor Portfolio does not purchase securities with a view to rapid turnover, there are no limitations on the length of time portfolio securities must be held. Accordingly, the portfolio turnover rate may vary significantly from year to year, but is not expected to exceed 100% under normal market conditions. A high rate of portfolio turnover may result in increased transaction expenses and the realization of capital gains and losses. (See Distributions and Income Taxes.) Young Investor Fund is not intended to be an income-producing investment, although it may produce income.

Investment in foreign securities may represent a greater degree of risk (including risk related to exchange rate fluctuations, tax provisions, exchange and currency controls, and expropriation of assets) than investment in securities of domestic issuers. Other risks of foreign investing include less complete financial information on issuers, different accounting, auditing and financial reporting standards, different settlement practices, less market liquidity, more market volatility, less developed and regulated markets, and greater political instability. In addition, various restrictions by foreign governments on investments by nonresidents may apply, including imposition of exchange controls and withholding taxes on dividends, and seizure or nationalization of investments owned by nonresidents. Foreign investments also tend to involve higher transaction and custody costs.
__________________________
How to Purchase Shares


All shares must be purchased through your employer's defined contribution plan. For more information about how to purchase shares of Young Investor Fund through your employer or limitations on the amount that may be purchased, please consult your employer. Shares are sold to eligible defined contribution plans at Young Investor Fund's net asset value (see Net Asset Value) next determined after receipt of an order in good form, including receipt of payment by Young Investor Fund. Each purchase of shares through a broker-dealer, bank, or other intermediary ("Intermediary") that is an authorized agent of Investment Trust for the receipt of orders is made at the net asset value next determined after the receipt of the order by the Intermediary. An Intermediary, who accepts orders that are processed at the net asset value next determined after receipt of the order by the Intermediary, accepts such orders as agent of the Fund. The Intermediary is required to segregate any orders received on a business day after the close of regular session trading on the New York Stock Exchange and transmit those orders separately for execution at the net asset value next determined after that business day.

Each purchase order must be accepted by an authorized officer of Investment Trust or its authorized agent and is not binding until accepted and entered on the books of Young Investor Fund. Once your purchase order has been accepted, you may not cancel or revoke it; you may, however, redeem the shares. Investment Trust reserves the right not to accept any purchase order that it determines not to be in the best interests of Investment Trust or of Young Investor Fund's shareholders.


Shares purchased by reinvestment of dividends will be confirmed quarterly.  All other purchases and redemptions will be confirmed as transactions occur.
__________________________
How to Redeem Shares

Subject to restrictions imposed by your employer's plan, Young Investor Fund shares may be redeemed any day the New York Stock Exchange is open. For more information about how to redeem your shares of Young Investor Fund through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer.

Exchange Privilege.
Subject to your plan's restrictions, you may redeem all or any portion of your Young Investor Fund shares and use the proceeds to purchase shares of any other Stein Roe Fund available through your employer's defined contribution plan. (An exchange is commonly referred to as a "transfer.") Before exercising the Exchange Privilege, you should obtain the prospectus for the Stein Roe Fund in which you wish to invest and read it carefully. Contact your plan administrator for instructions on how to exchange your shares or to obtain prospectuses of other Stein Roe Funds available through your plan. Young Investor Fund reserves the right to suspend, limit, modify, or terminate the Exchange Privilege or its use in any manner by any person or class; shareholders would be notified of such a change.

General Redemption Policies.
Redemption instructions may not be cancelled or revoked once they have been received and accepted by Investment Trust. Investment
Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions.

The price at which your redemption order will be executed is the net asset value next determined after proper redemption instructions are received. (See Net Asset Value.) Because the redemption price you receive depends upon Young Investor Fund's net asset value per share at the time of redemption, it may be more or less than the price you originally paid for the shares.
__________________________
Net Asset Value


The purchase and redemption price of Young Investor Fund's shares is its net asset value per share. The net asset value of a share of Young Investor Fund is determined as of the close of trading on the New York Stock Exchange ("NYSE") (currently 3:00 p.m., central time) by dividing the difference between the values of its assets and liabilities by the number of shares outstanding. If trading is closed prior to 3:00 p.m., central time, solely in response to market conditions, the net asset value of Fund shares will be determined at 3:00 p.m., central time, unless, in the judgment of the Board of Trustees, the net asset value should be determined at
an earlier time.   Growth Investor Portfolio allocates net asset
value, income, and expenses to Young Investor Fund and any other of its feeder funds in proportion to their respective interests in Growth Investor Portfolio.


Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, the net asset value should be determined on any such day, in which case the determination will be made at 3:00 p.m., central time.

Each security traded on a national stock exchange is valued at its last sale price on that exchange on the day of valuation or, if there are no sales that day, at the latest bid quotation. Each over-the-counter security for which the last sale price on the day of valuation is available from Nasdaq is valued at that price.
All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation.

Long-term straight-debt obligations and securities convertible into stocks are valued at a fair value using a procedure determined in good faith by the Board of Trustees. Pricing services approved by the Board provide valuations (some of which may be "readily available market quotations"). These valuations are reviewed by the Adviser. If the Adviser believes that a valuation received from the service does not represent a fair value, it values the obligation using a method that the Board believes represents fair value. The Board may approve the use of other pricing services and any pricing service used may employ electronic data processing techniques, including a so-called "matrix" system, to determine valuations. Other assets and securities are valued by a method that the Board believes represents fair value.
__________________________
Distributions and Income Taxes


Distributions.
Income dividends are normally declared and paid annually. Young Investor Fund intends to distribute by the end of each calendar year at least 98% of any net capital gains realized from the sale of securities during the 12-month period ended Oct. 31 in that year. It intends to distribute any undistributed net investment income and net realized capital gains in the following year.


The terms of your plan will govern how you may receive distributions from Young Investor Fund. Generally, dividend and capital gains distributions will be reinvested in additional shares of Young Investor Fund.

Income Taxes.
Young Investor Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes. Young Investor Fund will distribute substantially all of its ordinary income and net capital gains on a current basis. Generally, Young Investor Fund distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such. However, distributions by Young Investor Fund to employer-sponsored defined contribution plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of Young Investor Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable through an investment in Young Investor Fund) from such a plan. This section is not intended to be a full discussion of income tax laws and their effect on shareholders.
__________________________
Investment Return

The total return from an investment in Young Investor Fund is measured by the distributions received (assuming reinvestment of dividends and capital gains), plus or minus the change in the net asset value per share for a given period. A total return percentage may be calculated by dividing the value of a share at the end of the period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an average annual total return may be calculated by finding the average annual compounded rate that would equate a hypothetical $1,000 investment to the ending redeemable value.

Comparison of Young Investor Fund's total return with alternative investments should consider differences between Young Investor Fund and the alternative investments, the periods and methods used in calculation of the return being compared, and the impact of taxes on alternative investments. Young Investor Fund's total return does not reflect any charges or expenses related to your employer's plan. Of course, past performance is not necessarily indicative of future results.
__________________________
Management

Trustees and Adviser.
The Board of Trustees of Investment Trust and the Board of Base Trust have overall management responsibility for Young Investor Fund and Growth Investor Portfolio, respectively. See the Statement of Additional Information for the names of and additional information about the trustees and officers. Since Investment Trust and Base Trust have the same trustees, the trustees have adopted conflict of interest procedures to monitor and address potential conflicts between the interests of Young Investor Fund and Growth Investor Portfolio.


The Adviser, Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, Illinois 60606, is responsible for managing Young Investor Fund and Growth Investor Portfolio, subject to the direction of the respective Board of Trustees. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser and its predecessor have advised and managed mutual funds since 1949. The Adviser is a wholly owned indirect subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company.

Portfolio Managers.
Erik P. Gustafson and David P. Brady have been portfolio managers of Growth Investor Portfolio since its inception in 1997. Mr. Gustafson had been portfolio manager of Young Investor Fund since Feb. 1995 and Mr. Brady since Mar. 1995. As of Sept. 30, 1997, Messrs. Gustafson and Brady were responsible for co-managing $1.2 billion and $475 million in mutual fund net assets, respectively.

Mr. Gustafson is a senior vice president of the Adviser and Mr. Brady is a vice president of the Adviser. Before joining the Adviser, Mr. Gustafson was an attorney with Fowler, White, Burnett, Hurley, Banick & Strickroot from 1989 to 1992. He holds a B.A. from the University of Virginia (1985) and M.B.A. and J.D. degrees from Florida State University (1989). Mr. Brady, who joined the Adviser in 1993, was an equity investment analyst with State Farm Mutual Automobile Insurance Company from 1986 to 1993. A chartered financial analyst, Mr. Brady earned a B.S. in Finance, graduating Magna Cum Laude, from the University of Arizona (1986), and an M.B.A. from the University of Chicago (1989).

Fees and Expenses.
In return for its services, Stein Roe is entitled to receive an administrative fee from Young Investor Fund at an annual rate of
 .20% of the first $500 million of average net assets, .15% of the next $500 million, and .125% thereafter; and a management fee from Growth Investor Portfolio at an annual rate of .60% of the first $500 million, .55% of the next $500 million, and .50% thereafter. Prior to Feb. 3, 1997, the management fee was paid by Young Investor Fund. For the fiscal year ended Sept. 30, 1997, such fees amounted to .34% and .39% of the average net assets of Young Investor Fund and Growth Investor Portfolio, respectively. At September 30, 1997, Young Investor Fund owned 99.98% of Growth Investor Portfolio.


Because Young Investor Fund also has as an objective being an educational experience for investors, its non-advisory expenses may be higher than other mutual funds due to regular educational and other reporting to shareholders.

Under a separate agreement with each Trust, the Adviser provides certain accounting and bookkeeping services to Young Investor Fund and Growth Investor Portfolio, including computation of net asset value and calculation of net income and capital gains and losses on disposition of assets.

Portfolio Transactions.
The Adviser places the orders for the purchase and sale of portfolio securities and options and futures transactions. In doing so, the Adviser seeks to obtain the best combination of price and execution, which involves a number of judgmental factors.


Transfer Agent.
SteinRoe Services Inc., One South Wacker Drive, Chicago, Illinois 60606, a wholly owned subsidiary of Liberty Financial, is the agent of Investment Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records.

Distributor.
The shares of Young Investor Fund are offered for sale through Liberty Financial Investments, Inc. ("Distributor") without any sales commissions or charges to Young Investor Fund or to its shareholders. The Distributor is a subsidiary of Colonial Management Associates, Inc., which is an indirect subsidiary of Liberty Financial. The business address of the Distributor is One Financial Center, Boston, Massachusetts 02111; however, all Fund correspondence (including purchase and redemption orders) should be mailed to SteinRoe Services Inc., P.O. Box 8900, Boston, Massachusetts 02205. All distribution and promotional expenses are paid by the Adviser, including payments to the Distributor for sales of Fund shares.


Custodian.
State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, Massachusetts 02101, is the custodian for Young Investor Fund and Growth Investor Portfolio. Foreign securities are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network or foreign depositories used by such members. (See Custodian in the Statement of Additional Information.)
__________________________
Organization and Description of Shares


Investment Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Jan. 8, 1987, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either Investment Trust's shareholders or its trustees. Investment Trust may issue an unlimited number of shares, in one or more series as the Board may authorize. Currently, 10 series are authorized and outstanding.

Under Massachusetts law, shareholders of a Massachusetts business trust such as Investment Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against, Investment Trust or any particular series shall look only to the assets of Investment Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of Investment Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and Investment Trust was unable to meet its obligations.


The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of Investment Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.


__________________________
Master Fund/Feeder Fund:
Structure and Risk Factors

Commencing Feb. 3, 1997, Young Investor Fund, which is an open-end management investment company, seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to that of Young Investor Fund.
The shareholders of Young Investor Fund approved this policy of permitting Young Investor Fund to act as a feeder fund by investing in Growth Investor Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of Young Investor Fund and Growth Investor Portfolio. The management fees and expenses of Young Investor Fund and Growth Investor Portfolio are described under Fee Table and Management. Young Investor Fund bears its proportionate share of Growth Investor Portfolio's expenses.


The Adviser has provided investment management services in connection with other mutual funds employing the master fund/feeder fund structure since 1991.

Growth Investor Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Aug. 23, 1993. The Declaration of Trust of Base Trust provides that Young Investor Fund and other investors in Growth Investor Portfolio will be liable for all obligations of Growth Investor Portfolio that are not satisfied by Growth Investor Portfolio. However, the risk of Young Investor Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and Growth Investor Portfolio was unable to meet its obligations. Accordingly, the trustees of Investment Trust believe that neither Young Investor Fund nor its shareholders will be adversely affected by reason of Young Investor Fund's investing in Growth Investor Portfolio.

The Declaration of Trust of Base Trust provides that Growth Investor Portfolio will terminate 120 days after the withdrawal of Young Investor Fund or any other investor in Growth Investor Portfolio, unless the remaining investors vote to agree to continue the business of Growth Investor Portfolio. The trustees of Investment Trust may vote Young Investor Fund's interests in Growth Investor Portfolio for such continuation without approval of Young Investor Fund's shareholders.

The common investment objective of Young Investor Fund and Growth Investor Portfolio is non-fundamental and may be changed without shareholder approval, subject, however, to at least 30 days' advance written notice to Young Investor Fund's shareholders.


The fundamental policies of Young Investor Fund and the corresponding fundamental policies of Growth Investor Portfolio can be changed only with shareholder approval. If Young Investor Fund, as a Portfolio investor, is requested to vote on a change in a fundamental policy of Growth Investor Portfolio or any other matter pertaining to Growth Investor Portfolio (other than continuation of the business of Growth Investor Portfolio after withdrawal of another investor), Young Investor Fund will solicit proxies from its shareholders and vote its interest in Growth Investor Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. Young Investor Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors in the Portfolio. If other investors hold a majority interest in Growth Investor Portfolio, they could have voting control over Growth Investor Portfolio.


In the event that Growth Investor Portfolio's fundamental policies were changed so as to be inconsistent with those of Young Investor Fund, the Board of Trustees of Investment Trust would consider what action might be taken, including changes to Young Investor Fund's fundamental policies, withdrawal of Young Investor Fund's assets from Growth Investor Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. Any of these actions would require the approval of Young Investor Fund's shareholders. Young Investor Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of Young Investor Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to Young Investor Fund. Should such a distribution occur, Young Investor Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for Young Investor Fund and could affect the liquidity of Young Investor Fund.

Each investor in Growth Investor Portfolio, including Young Investor Fund, may add to or reduce its investment in Growth Investor Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in Growth Investor Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in Growth Investor Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in Growth Investor Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of Growth Investor Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in Growth Investor Portfolio by all investors in Growth Investor Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in Growth Investor Portfolio as of the close of business.

Base Trust may permit other investment companies and/or other institutional investors to invest in Growth Investor Portfolio, but members of the general public may not invest directly in Growth Investor Portfolio. Other investors in Growth Investor Portfolio are not required to sell their shares at the same public offering price as Young Investor Fund, might incur different administrative fees and expenses than Young Investor Fund, and might charge a sales commission. Therefore, Young Investor Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in Growth Investor Portfolio. Investment by such other investors in Growth Investor Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of Growth Investor Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in Growth Investor Portfolio could result in untimely liquidations of Growth Investor Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of Growth Investor Portfolio as a percentage of Growth Investor Portfolio's net assets. As a result, Growth Investor Portfolio's security holdings may become less diverse, resulting in increased risk.

Information regarding other investors in Growth Investor Portfolio may be obtained by writing to SR&F Base Trust at Suite 3200, One South Wacker Drive, Chicago, IL 60606, or by calling 800-338-2550. The Adviser may provide administrative or other services to one or more of such investors.
__________________________
For More Information

Contact a Stein Roe Retirement Plan Representative at 800-322-1130 for more information about Young Investor Fund.
                    ________________

  Statement of Additional Information Dated Feb. 2, 1998

                  STEIN ROE INVESTMENT TRUST
 Suite 3200, One South Wacker Drive, Chicago, Illinois  60606
                        800-338-2550

                Stein Roe Young Investor Fund

     This Statement of Additional Information is not a prospectus, but provides additional information that should be read in conjunction with the prospectus of Stein Roe Young Investor Fund dated Feb. 2, 1998, and any supplements thereto ("Prospectus"). The Prospectus may be obtained at no charge by telephoning 800-338-2550.

                    TABLE OF CONTENTS
                                                  Page
General Information and History.....................2
Investment Policies.................................3
Portfolio Investments and Strategies................4
Investment Restrictions............................21
Additional Investment Considerations...............23
Purchases and Redemptions..........................24
Management.........................................26
Financial Statements...............................29
Principal Shareholders.............................30
Investment Advisory Services.......................30
Distributor........................................33
Transfer Agent.....................................33
Custodian..........................................33
Independent Public Accountants.....................34
Portfolio Transactions.............................34
Additional Income Tax Considerations...............36
Investment Performance.............................37
Appendix--Ratings..................................41


               GENERAL INFORMATION AND HISTORY

     Stein Roe Young Investor Fund ("Young Investor Fund") is a series of Stein Roe Investment Trust ("Investment Trust"). On Feb. 1, 1996, the name of Young Investor Fund and of Investment Trust was changed to separate "SteinRoe" into two words.

     As of the date of this Statement of Additional Information, ten series of Investment Trust are authorized and outstanding. Each share of a series, without par value, is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series, and all shares of a series have equal rights in the event of liquidation of that series. Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, Investment Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, Investment Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if Investment Trust were subject to Section 16(c) of the Investment Company Act of 1940. All shares of all series of Investment Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

Special Considerations Regarding Master Fund/Feeder Fund Structure

     Young Investor Fund converted into a "feeder fund" on Feb. 3, 1997; that is, rather than invest in securities directly, it seeks to achieve its objective by pooling its assets with those of other investment companies for investment in a separate "master fund" having the same investment objective and substantially the same investment policies as the Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. Each master fund is a series of SR&F Base Trust ("Base Trust"). For more information, please refer to the Prospectus under the caption Master Fund/Feeder Fund: Structure and Risk Factors.

     Stein Roe & Farnham Incorporated (the "Adviser") provides administrative and accounting and recordkeeping services to Young
Investor Fund and provides investment management services to Growth Investor Portfolio.


                     INVESTMENT POLICIES

     Young Investor Fund seeks to achieve its objective by investing in SR&F Growth Investor Portfolio ("Growth Investor Portfolio"). Their common investment objective is long-term capital appreciation. Growth Investor Portfolio invests primarily in common stocks and other equity-type securities that, in the opinion of the Adviser, have long-term appreciation potential.

     Under normal circumstances, at least 65% of the total assets of Growth Investor Portfolio will be invested in securities of companies that, in the opinion of the Adviser, directly or through one or more subsidiaries, affect the lives of young people. Such companies may include companies that produce products or services that young people use, are aware of, or could potentially have an interest in. Although Growth Investor Portfolio invests primarily in common stocks and other equity-type securities (such as preferred stocks, securities convertible into or exchangeable for common stocks, and warrants or rights to purchase common stocks), it may invest up to 35% of its total assets in debt securities.

     Although Growth Investor Portfolio invests primarily in common stocks and other equity-type securities (such as preferred stocks, securities convertible into or exchangeable for common stocks, and warrants or rights to purchase common stocks), it may invest up to 35% of its total assets in debt securities. It may invest in securities of smaller emerging companies as well as securities of well-seasoned companies of any size. Smaller companies, however, involve higher risks in that they typically have limited product lines, markets, and financial or management resources. In addition, the securities of smaller companies may trade less frequently and have greater price fluctuation than larger companies, particularly those operating in countries with developing markets.

     In addition to the investment objective and policies, Young Investor Fund also has an educational objective. It seeks to provide education and insight about mutual funds, basic economic principles, and personal finance through a variety of educational materials prepared and paid for by Young Investor Fund.

     Young Investor Fund is designed to be appropriate for growth-oriented investors of all ages. Its focus on companies that affect the lives of young people and its educational objective and materials may make it especially appropriate for young people and investors for whom education is an important objective.

     In pursuing its objective, Growth Investor Portfolio may employ the investment techniques described in the Prospectus and under Portfolio Investments and Strategies. The investment objective is a non-fundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities." /1/
----------
/1/ A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.
----------


                PORTFOLIO INVESTMENTS AND STRATEGIES

Debt Securities

     In pursuing its investment objective, Growth Investor Portfolio may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in the investment portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

     Debt securities within the four highest grades are generally referred to as "investment grade") . Growth Investor Portfolio may invest up to 35% of their net assets in debt securities, but do not expect to invest more than 5% of their net assets in debt securities that are rated below investment grade.

     Securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held is lost or reduced below investment grade, Growth Investor Portfolio is not required to dispose of the security, but the Adviser will consider that fact in determining whether to should continue to hold the security.

     Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy.

     When the Adviser determines that adverse market or economic conditions exist and considers a temporary defensive position advisable, Growth Investor Portfolio may invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents.

Derivatives

     Consistent with its objective, Growth Investor Portfolio may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options, futures contracts, futures options, securities collateralized by underlying pools of mortgages or other receivables, floating rate instruments, and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency.

     Derivatives are most often used to manage investment risk or to create an investment position indirectly because it is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.

     The successful use of Derivatives depends on the Adviser's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.

     Growth Investor Portfolio does not currently intend to invest more than 5% of its net assets in any type of Derivative except for options, futures contracts, and futures options. International Portfolio currently intends to invest no more than 5% of its net assets in any type of Derivative other than options, futures contracts, futures options, and forward contracts. (See Options and Futures below.)

     Some mortgage-backed debt securities are of the "modified pass-through type," which means the interest and principal payments on mortgages in the pool are "passed through" to investors. During periods of declining interest rates, there is increased likelihood that mortgages will be prepaid, with a resulting loss of the full-term benefit of any premium paid by Growth Investor Portfolio on purchase of such securities; in addition, the proceeds of prepayment would likely be invested at lower interest rates.

     Mortgage-backed securities provide either a pro rata interest in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs") that represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities, and are usually issued in multiple classes each of which has different payment rights, prepayment risks, and yield characteristics. Mortgage-backed securities involve the risk of prepayment on the underlying mortgages at a faster or slower rate than the established schedule. Prepayments generally increase with falling interest rates and decrease with rising rates but they also are influenced by economic, social, and market factors. If mortgages are pre-paid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by Growth Investor Portfolio on purchase of the CMO, and the proceeds of prepayment would likely be invested at lower interest rates.

     Non-mortgage asset-backed securities usually have less prepayment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans that finance payments on the securities themselves.

     Floating rate instruments provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%.

Convertible Securities

     By investing in convertible securities, Growth Investor Portfolio obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible, the Adviser will consider substantially the same criteria that would be considered in purchasing the underlying stock. While convertible securities it purchases are frequently rated investment grade, Growth Investor Portfolio may purchase unrated securities or securities rated below investment grade if the securities meet the Adviser's other investment criteria. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than investment grade convertible securities, common stock or conventional debt securities. As a result, the Adviser's own investment research and analysis tend to be more important in the purchase of such securities than other factors.

Foreign Securities

     The Portfolio may invest up to 25% of its total assets in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than investment in securities of domestic issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a United States person. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. Growth Investor Portfolio may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, Growth Investor Portfolio is likely to bear its proportionate share of the expenses of the depositary and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. Growth Investor Portfolio does not intend to invest, nor during the past fiscal year has it invested, more than 5% of its net assets in unsponsored ADRs.

     As of Sept. 30, 1997, holdings of foreign companies amounted to 2.8% of average net assets of Growth Investor Portfolio (none in foreign securities and 2.8% in ADRs and ADSs).

     With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

     Although Growth Investor Portfolio will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

     Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

     Growth Investor Portfolio's foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of Growth Investor Portfolio arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows it to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. Growth Investor Portfolio may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that it may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, Growth Investor Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency it holds. Growth Investor Portfolio may not engage in "speculative" currency exchange transactions.

     At the maturity of a forward contract to deliver a particular currency, Growth Investor Portfolio may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for Growth Investor Portfolio to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency it is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency it is obligated to deliver.

     If Growth Investor Portfolio retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward contract prices. If Growth Investor Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between Growth Investor Portfolio's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, it will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, Growth Investor Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive it of unrealized profits or force it to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for Growth Investor Portfolio to hedge against a devaluation that is so generally anticipated that it is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to Growth Investor Portfolio of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Swaps, Caps, Floors and Collars

     Growth Investor Portfolio may enter into swaps and may purchase or sell related caps, floors and collars. It would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities it purchases at a later date. Growth Investor Portfolio intends to use these techniques as hedges and not as speculative investments and will not sell interest rate income stream it may be obligated to pay.

     A swap agreement is generally individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease the exposure to changes in the value of an index of securities in which Growth Investor Portfolio might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. Growth Investor Portfolio may enter into any form of swap agreement if the Adviser determines it is consistent with its investment objective and policies.

     A swap agreement tends to shift Growth Investor Portfolio's investment exposure from one type of investment to another. For example, if it agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of its investments and its net asset value.

     The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from Growth Investor Portfolio. If a swap agreement calls for payments by Growth Investor Portfolio, it must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. Growth Investor Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Corporation or Moody's or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by the Adviser.

     The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and floor that preserves a certain return within a predetermined range of interest rates or values.

     At the time Growth Investor Portfolio enters into swap arrangements or purchases or sells caps, floors or collars, liquid assets having a value at least as great as the commitment underlying the obligations will be segregated on the books of Growth Investor Portfolio and held by the custodian throughout the period of the obligation.

Lending of Portfolio Securities

     Subject to restriction (5) under Investment Restrictions in this Statement of Additional Information, Growth Investor Portfolio may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by Growth Investor Portfolio. It would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. It would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. It would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in the Adviser's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, It could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while it seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Growth Investor Portfolio did not loan portfolio securities during the fiscal year ended Sept. 30, 1997 nor does it currently intend to loan more than 5% of its net assets.

Repurchase Agreements

     Growth Investor Portfolio may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to Growth Investor Portfolio in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, Growth Investor Portfolio could experience both losses and delays in liquidating its collateral.

When-Issued and Delayed-Delivery Securities; Reverse Repurchase
Agreements

     Growth Investor Portfolio may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time Growth Investor Portfolio enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. Growth Investor Portfolio makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Adviser deems it advisable for investment reasons. During its last fiscal year, Growth Investor Portfolio did not, nor does it currently intend to have, commitments to purchase when-issued securities in excess of 5% of its net assets.

     Growth Investor Portfolio may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which Growth Investor Portfolio is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. Growth Investor Portfolio did not enter into any reverse repurchase agreements during the fiscal year ended Sept. 30, 1997.

     At the time Growth Investor Portfolio enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of Growth Investor Portfolio having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of Growth Investor Portfolio and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

Short Sales "Against the Box"

     Growth Investor Portfolio may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. Growth Investor Portfolio may make short sales of securities only if at all times when a short position is open Growth Investor Portfolio owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

     In a short sale against the box, Growth Investor Portfolio does not deliver from its portfolio the securities sold.
Instead, it borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on its behalf, to the purchaser of such securities. Growth Investor Portfolio is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, it must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. Growth Investor Portfolio is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. It may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

     Short sales may protect against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount it owns, either directly or indirectly, and, in the case where it owns convertible securities, changes in the conversion premium.

     Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time Growth Investor Portfolio replaces the borrowed security, it will incur a loss and if the price declines during this period, it will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which it may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which Growth Investor Portfolio is able to enter into short sales. There is no limitation on the amount of assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. Growth Investor Portfolio currently expects that no more than 5% of its total assets would be involved in short sales against the box.

Rule 144A Securities

     Growth Investor Portfolio may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That Rule permits certain qualified institutional buyers, such as Growth Investor Portfolio, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, Growth Investor Portfolio's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that it does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. Growth Investor Portfolio does not expect to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by the Adviser.

Line of Credit

     Subject to restriction (6) under Investment Restrictions in this Statement of Additional Information, Growth Investor Portfolio may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.

Interfund Borrowing and Lending Program

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, Growth Investor Portfolio has received permission to lend money to, and borrow money from, other mutual funds advised by the Adviser. Growth Investor Portfolio will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.

Portfolio Turnover

     Although Growth Investor Portfolio does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Growth Investor Portfolio may have greater portfolio turnover than that of a mutual funds that have the primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover, if it should occur, would result in increased transaction expenses, which must be borne by Growth Investor Portfolio. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. (See Risks and Investment Considerations and Distributions and Income Taxes in the Prospectus, and Additional Income Tax Considerations in this Statement of Additional Information.)

Options on Securities and Indexes

     Growth Investor Portfolio may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq. Growth Investor Portfolio may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     Growth Investor Portfolio will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if Growth Investor Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

     If an option written by Growth Investor Portfolio expires, it realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by Growth Investor Portfolio expires, it realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when it is desired.

     Growth Investor Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, it will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, Growth Investor Portfolio will realize a capital gain or, if it is less, it will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A put or call option purchased by Growth Investor Portfolio is an asset of the Portfolio, valued initially at the premium paid for the option. The premium received for an option written by Growth Investor Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when Growth Investor Portfolio seeks to close out an option position. If it were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If it were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, it foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased or written by Growth Investor Portfolio, it would not be able to close out the option. If restrictions on exercise were imposed, it might be unable to exercise an option it has purchased.

Futures Contracts and Options on Futures Contracts

     Growth Investor Portfolio may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index /2/ at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.
--------
/2/ A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.
--------

     Growth Investor Portfolio may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Growth Investor Portfolio might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of its securities or the price of the securities that it intends to purchase. Although other techniques could be used to reduce or increase exposure to stock price, interest rate and currency fluctuations, Growth Investor Portfolio may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     Growth Investor Portfolio will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     The success of any futures transaction depends on the Adviser correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, Growth Investor Portfolio's return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, the Adviser might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

     When a purchase or sale of a futures contract is made by Growth Investor Portfolio, it is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to Growth Investor Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Growth Investor Portfolio expects to earn interest income on its initial margin deposits. A futures contract held is valued daily at the official settlement price of the exchange on which it is traded. Each day Growth Investor Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market."
Variation margin paid or received by Growth Investor Portfolio does not represent a borrowing or loan by it but is instead settlement between it and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, Growth Investor Portfolio will mark-to-market its open futures positions.

     Growth Investor Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, Growth Investor Portfolio engaging in the transaction realizes a capital gain, or if it is more, it realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, it realizes a capital gain, or if it is less, it realizes a capital loss. The transaction costs must also be included in these calculations.

Risks Associated with Futures

     There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the investment portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the investment portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

     There can be no assurance that a liquid market will exist at a time when Growth Investor Portfolio seeks to close out a futures or futures option position. Growth Investor Portfolio would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Limitations on Options and Futures

     If other options, futures contracts, or futures options of types other than those described herein are traded in the future, Growth Investor Portfolio may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the investment objective.

     Growth Investor Portfolio will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by it plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," /3/ would exceed 5% of total assets.
-----------
/3/ A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.
-----------

     When purchasing a futures contract or writing a put option on a futures contract, Growth Investor Portfolio must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, Growth Investor Portfolio similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out.

     Growth Investor Portfolio may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent it has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," Growth Investor Portfolio will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of Growth Investor Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%].

Taxation of Options and Futures

     If Growth Investor Portfolio exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by it, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

     If a call or put option written by Growth Investor Portfolio is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by it, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by Growth Investor Portfolio was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

     If Growth Investor Portfolio writes an equity call option /4/ other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.
--------
/4/ An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).
--------

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If Growth Investor Portfolio delivers securities under a futures contract, it also realizes a capital gain or loss on those securities.

     For federal income tax purposes, Growth Investor Portfolio generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

     If Growth Investor Portfolio were to enter into a short index future, short index futures option or short index option position and its portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and its stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

     In order for Growth Investor Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

     Young Investor Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on its other investments, and shareholders are advised of the nature of the payments.

     The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.


                     INVESTMENT RESTRICTIONS

     Young Investor Fund and Growth Investor Portfolio operate under the following investment restrictions. The may not:

     (1) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the U. S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and [Young Investor Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (2) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer, [Young Investor Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (3) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, [Young Investor Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (4) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

     (5) make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

     (6) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law, and (c) enter into futures and options transactions; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;

     (7) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and [Young Investor Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

     (8) issue any senior security except to the extent permitted under the Investment Company Act of 1940.

     The above restrictions are fundamental policies and may not be changed without the approval of a "majority of the outstanding voting securities" as defined above. Young Investor Fund and Growth Investor Portfolio are also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. None of the following restrictions shall prevent Young Investor Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially the same investment policies as the Fund. Young Investor Fund and Growth Investor Portfolio may:

     (a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof (except that it may enter into transactions in options, futures, and options on futures); (iii) shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; and (iv) limited partnerships in real estate unless they are readily marketable;

     (b) invest in companies for the purpose of exercising control or management;

     (c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

     (d) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock
Exchange;

     (e) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

     (f) invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person);

     (g) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

     (h) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

     (i) invest more than 5% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

     (j) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.


               ADDITIONAL INVESTMENT CONSIDERATIONS

     The Adviser seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to build wealth for generations it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns as appropriate for the particular client or managed account. Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?
It is important to a choose a fund that has investment objectives compatible with your investment goals.

What is my investment time frame?
If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?
All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type.
However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

     In general, equity mutual funds emphasize long-term capital appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.

     In addition, the Adviser believes that investment in a high yield fund provides an opportunity to diversify an investment portfolio because the economic factors that affect the performance of high-yield, high-risk debt securities differ from those that affect the performance of high quality debt securities or equity securities.


                     PURCHASES AND REDEMPTIONS

     Purchases and redemptions are discussed in the Prospectus under the headings How to Purchase Shares, How to Redeem Shares, Net Asset Value, and Shareholder Services, and that information is incorporated herein by reference. The Prospectus discloses that you may purchase (or redeem) shares through investment dealers, banks, or other institutions. It is the responsibility of any such institution to establish procedures insuring the prompt transmission to Investment Trust of any such purchase order. The state of Texas has asked that Investment Trust disclose in its Statement of Additional Information, as a reminder to any such bank or institution, that it must be registered as a securities dealer in Texas.

     The net asset value of Young Investor Fund is determined on days on which the New York Stock Exchange (the "NYSE") is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in Jan., the third Monday in Feb., Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, net asset value of Young Investor Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., Chicago time.

     Investment Trust intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of Investment Trust during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

     Investment Trust reserves the right to redeem shares in any account and send the proceeds to the owner of record if the shares in the account do not have a value of at least $1,000. If the value of the account is more than $10, a shareholder would be notified that his account is below the minimum and would be allowed 30 days to increase the account before the redemption is processed. Investment Trust reserves the right to redeem any account with a value of $10 or less without prior written notice to the shareholder. Due to the proportionately higher costs of maintaining small accounts, the transfer agent may charge and deduct from the account a $5 per quarter minimum balance fee if the account is a regular account with a balance below $2,000 or an UGMA account with a balance below $800. This minimum balance fee does not apply to Stein Roe IRAs and other Stein Roe prototype retirement plans, accounts with automatic investment plans (unless regular investments have been discontinued), and omnibus and nominee accounts. The transfer agent may waive the fee, at its discretion, in the event of significant market corrections. The Agreement and Declaration of Trust also authorizes Investment Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees.

     Investment Trust reserves the right to suspend or postpone redemptions of shares during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets not reasonably practicable.


                             MANAGEMENT

     The following table sets forth certain information with respect to the trustees and officers of Investment Trust:

                          POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S)
NAME                 AGE  INVESTMENT TRUST         DURING PAST FIVE YEARS

William D. Andrews   50  Executive Vice-President  Executive vice president of Stein Roe & Farnham
  (4)                                              Incorporated (the "Adviser")

Gary A. Anetsberger (4)     42     Senior Vice-President     Chief
financial officer of the Mutual Funds division of the Adviser;
senior vice president of the Adviser since Apr. 1996; vice
president of the Adviser prior thereto

Timothy K. Armour (1)(2) (4)     49     President; Trustee
President of the Mutual Funds division of the Adviser and director of the Adviser

Jilaine Hummel Bauer (4)     42     Executive Vice-President;
Secretary     General counsel and secretary (since Nov. 1995) and
senior vice president of the Adviser

Bruno Bertocci     43     Vice-President     Vice president of
Colonial Management Associates, Inc. since Jan. 1996; senior vice president of the Adviser since May, 1995; global equity portfolio manager with Rockefeller & Co. prior thereto

William W. Boyd (2)(3)(4)     71     Trustee     Chairman and
director of Sterling Plumbing Group, Inc. (manufacturer of
plumbing products)

David P. Brady     33     Vice-President     Vice president of the
Adviser since Nov. 1995; portfolio manager for the Adviser since
1993; equity investment analyst, State Farm Mutual Automobile
Insurance Company prior thereto

Thomas W. Butch     41     Executive Vice-President     Senior
vice president of the Adviser since Sept. 1994; first vice
president, corporate communications, of Mellon Bank Corporation prior thereto

Daniel K. Cantor     33     Vice-President     Senior vice
president of the Adviser

Lindsay Cook (1)(4)     45     Trustee     Executive vice
president of Liberty Financial Companies, Inc. (the indirect parent of the Adviser) since Mar. 1997; senior vice president prior thereto

Philip J. Crosley     51     Vice-President     Senior vice
president of the Adviser since Feb. 1996; vice president,
institutional sales-Advisor Sales, Invesco Funds Group prior thereto

Erik P. Gustafson     34     Vice-President     Senior portfolio
manager of the Adviser; senior vice president of the Adviser since
Apr. 1996; vice president of the Adviser from May, 1994 to Apr.
1996; associate of the Adviser prior thereto

Douglas A. Hacker (3)(4)     42     Trustee     Senior vice
president and chief financial officer of United Airlines, since
July, 1994; senior vice president, finance, United Airlines, Feb.
1993 to July, 1994; vice president, American Airlines prior
thereto

Loren A. Hansen (4)     49     Executive Vice-President
Executive vice president of the Adviser since Dec., 1995; vice president of The Northern Trust (bank) prior thereto

David P. Harris     33     Vice-President     Vice president of
Colonial Management Associates, Inc. since Jan. 1996;  vice
president of the Adviser since May, 1995; global equity portfolio manager with Rockefeller & Co. prior thereto

Harvey B. Hirschhorn     48     Vice-President     Executive vice
president, senior portfolio manager, and chief economist  and investment strategist of the Adviser; director of research of the
Adviser, 1991 to 1995

Janet Langford Kelly (3)(4)     40     Trustee     Senior vice
president, secretary and general counsel of Sara Lee Corporation
(branded, packaged, consumer-products manufacturer), since 1995;
partner, Sidley & Austin (law firm) prior thereto

Eric S. Maddix     34     Vice-President     Vice president of the
Adviser since Nov. 1995; portfolio manager or research assistant for the Adviser since 1987

Lynn C. Maddox     57     Vice-President     Senior vice president
of the Adviser

Anne E. Marcel     40     Vice-President     Vice president of the
Adviser since Apr. 1996; manager, mutual fund sales & services of the Adviser since Oct., 1994; supervisor of the Counselor
Department of the Adviser prior thereto

John S. McLandsborough     30     Vice-President     Portfolio
manager for the Adviser since Apr., 1996; securities analyst, CS
First Boston from June, 1993 to Dec., 1995; securities analyst,
National City Bank of Cleveland from Nov., 1992 to June, 1993

Arthur J. McQueen     39     Vice-President     Senior vice
president of the Adviser

Charles R. Nelson (3)(4)     55     Trustee     Van Voorhis
Professor of Political Economy, Department of Economics of the
University of Washington

Nicolette D. Parrish (4)     48     Vice-President; Assistant
Secretary     Senior compliance administrator and assistant
secretary of the Adviser since Nov. 1995; senior legal assistant for the Adviser prior thereto

Richard B. Peterson     57     Vice-President     Senior vice
president of the Adviser


Sharon R. Robertson (4)     36     Controller     Accounting
manager for the Adviser's Mutual Funds division

Janet B. Rysz (4)     42     Assistant Secretary     Senior
compliance administrator and assistant secretary of the Adviser

M. Gerard Sandel     43     Vice-President     Senior vice
president of the Adviser since July, 1997; vice president of M&I
Investment Management Corporation from Oct. 1993 to June, 1997;
vice president of Acorn Asset Management Corporation prior thereto

Gloria J. Santella     40     Vice-President     Senior vice
president of the Adviser since Nov. 1995; vice president of the
Adviser prior thereto

Thomas C. Theobald (3) (4)     60     Trustee     Managing
director, William Blair Capital Partners (private equity fund)
since 1994; chief executive officer and chairman of the Board of
Directors of Continental Bank Corporation, 1987-1994

Scott E. Volk (4)     26     Treasurer     Financial reporting
manager for the Adviser's Mutual Funds division since Oct. 1997;
senior auditor with Ernst & Young LLP from Sept. 1993 to Apr. 1996 and from Oct. 1996 to Sept. 1997; financial analyst with John
Nuveen & Company Inc. from May 1996 to Sept. 1996; full-time student prior to Sept. 1993

Heidi J. Walter  (4)     30     Vice-President     Legal counsel
for the Adviser since Mar. 1995; associate with Beeler Schad &
Diamond, PC (law firm) prior thereto

Stacy H. Winick  (4)     32     Vice-President     Senior legal
counsel for the Adviser since Oct. 1996; associate of Bell, Boyd &
Lloyd (law firm), June, 1993 to Sept. 1996; associate of Debevoise
& Plimpton (law firm) prior thereto


Hans P. Ziegler (4)     56     Executive Vice-President     Chief
executive officer of the Adviser since May, 1994; president of the
Investment Counsel division of the Adviser from July, 1993 to
June, 1994; president and chief executive officer, Pitcairn
Financial Management Group prior thereto

Margaret O. Zwick  (4)     31     Assistant Treasurer     Project
manager for the Adviser's Mutual Funds division since Apr. 1997;
compliance manager from Aug. 1995 to Apr. 1997; compliance
accountant, Jan. 1995 to July 1995; section manager, Jan. 1994 to
Jan. 1995; supervisor prior thereto
_________________________
(1) Trustee who is an "interested person" of Investment Trust and of the Adviser, as defined in the Investment Company Act of
    1940.
(2) Member of the Executive Committee of the Board of Trustees,
    which is authorized to exercise all powers of the Board with certain statutory exceptions.
(3) Member of the Audit Committee of the Board, which makes
    recommendations to the Board regarding the selection of
    auditors and confers with the auditors regarding the scope and results of the audit.
(4) This person holds the corresponding officer or trustee
    position with Base Trust.

     Certain of the trustees and officers of Investment Trust and Base Trust are trustees or officers of other investment companies managed by the Adviser. The address of Mr. Boyd is 2900 Golf Road,
Rolling Meadows, Illinois 60008; that of Mr. Cook is 600 Atlantic
Avenue, Boston, Massachusetts  02210; that of Mr. Hacker is P.O.
Box 66100, Chicago, IL 60666; that of Ms. Kelly is Three First
National Plaza, Chicago, Illinois 60602; that of Mr. Nelson is
Department of Economics, University of Washington, Seattle,
Washington 98195; that of Mr. Theobald is Suite 3300, 222 West
Adams Street, Chicago, IL 60606; that of Messrs. Bertocci, Cantor, and Harris is 1330 Avenue of the Americas, New York, New York
10019; and that of the other officers is One South Wacker Drive, Chicago, Illinois 60606.

     Officers and trustees affiliated with the Adviser serve without any compensation from Investment Trust. In compensation for their services to Investment Trust, trustees who are not "interested persons" of Investment Trust or the Adviser are paid an annual retainer of $8,000 (divided equally among the series of Investment Trust) plus an attendance fee from each series for each meeting of the Board or standing committee thereof attended at which business for that series is conducted. The attendance fees
(other than for a Nominating Committee or Compensation Committee meeting) are based on each series' net assets as of the preceding
Dec. 31. For a series with net assets of less than $50 million, the fee is $50 per meeting; with $51 to $250 million, the fee is $200 per meeting; with $251 million to $500 million, $350; with $501 million to $750 million, $500; with $751 million to $1 billion, $650; and with over $1 billion in net assets, $800. For a series participating in the master fund/feeder fund structure, the trustees' attendance fees are paid solely by the master portfolio. Each non-interested trustee also receives $500 from Investment Trust for attending each meeting of the Nominating
Committee or Compensation Committee. Investment Trust has no retirement or pension plan. The following table sets forth compensation paid by Investment Trust during the fiscal year ended
Sept. 30, 1997 to each of the trustees:

                              Aggregate
Name of                      Compensation         Total Compensation from
Trustee                 from Investment Trust   the Stein Roe Fund Complex*
----------------        ---------------------   ---------------------------
Timothy K. Armour                -0-                       -0-
Lindsay Cook                     -0-                       -0-
Douglas A. Hacker              $21,926                   $90,643
Janet Langford Kelly            17,650                    77,500
William W. Boyd                 22,426                    92,643
Charles R. Nelson               22,426                    92,643
Thomas C. Theobald              21,926                    90,643
Kenneth L. Block**              21,076                    84,743
Francis W. Morley**             21,926                    90,993
_______________
 * At Sept. 30, 1997, the Stein Roe Fund Complex consisted of ten series of Investment Trust, seven series of Stein Roe Advisor
   Trust, six series of Stein Roe Income Trust, four series of
   Stein Roe Municipal Trust, one series of Stein Roe
   Institutional Trust, one series of Stein Roe Trust, and nine series of Base Trust.
** Messrs. Block and Morley retired as trustees of Dec. 31, 1997.


                         FINANCIAL STATEMENTS

     Please refer to the Sept. 30, 1997 Financial Statements
(balance sheets and schedules of investments as of Sept. 30, 1997 and the statements of operations, changes in net assets, and notes thereto) and the report of independent public accountants contained in the Sept. 30, 1997 Annual Report of Young Investor
Fund. The Financial Statements and the report of independent public accountants (but no other material from the Annual Report ) are incorporated herein by reference. The Annual Report may be obtained at no charge by telephoning 800-338-2550.


                    PRINCIPAL SHAREHOLDERS

     As of Dec. 31, 1997, the only persons known by Investment
Trust to own of record or "beneficially" 5% or more of the outstanding shares of Young Investor Fund within the definition of that term as contained in Rule 13d-3 under the Securities Exchange
Act of 1934 were as follows:

NAME AND ADDRESS                       APPROXIMATE % OF
                                       OUTSTANDING
                                       SHARES HELD
----------------------                 -----------------
First Bank National Association*
410 N. Michigan Avenue
Chicago, IL  60611

Charles Schwab & Co., Inc.*
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA  94104
____________________________________
*Shares held of record, but not beneficially.

     The following table shows shares of Young Investor Fund held by the categories of persons indicated as of Dec. 31, 1997, and in each case the approximate percentage of outstanding shares represented:

        Clients of the Adviser         Trustees and
        in their Client Accounts*       Officers
        ------------------------    -------------------
        Shares Held  Percent        Shares Held  Percent
        -----------  -------        -----------  -------
                                                    **
_________________________
  *The Adviser may have discretionary authority over such shares and, accordingly, they could be deemed to be owned "beneficially"
by the Adviser under Rule 13d-3.  However, the Adviser disclaims actual beneficial ownership of such shares.
**Represents less than 1% of the outstanding shares.


                  INVESTMENT ADVISORY SERVICES

     Stein Roe & Farnham Incorporated provides investment management services to Growth Investor Portfolio and administrative services to Young Investor Fund. The Adviser is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), Young
Investor Fund's transfer agent, which is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which is a majority owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which is a wholly owned subsidiary of Liberty Mutual Insurance
Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912.

     The directors of the Adviser are Kenneth R. Leibler, Harold
W. Cogger, C. Allen Merritt, Jr., Timothy K. Armour, and Hans P.
Ziegler.  Mr. Leibler is President and Chief Executive Officer of
Liberty Financial; Mr. Cogger is Executive Vice President of
Liberty Financial; Mr. Merritt is Executive Vice President and
Treasurer of Liberty Financial; Mr. Armour is President of the
Adviser's Mutual Funds division; and Mr. Ziegler is Chief
Executive Officer of the Adviser.  The business address of Messrs.
Leibler, Cogger, and Merritt is Federal Reserve Plaza, Boston,
Massachusetts 02210; and that of Messrs. Armour, and Ziegler is One South Wacker Drive, Chicago, Illinois 60606.

     The Adviser and its predecessor have been providing investment advisory services since 1932. The Adviser acts as investment adviser to wealthy individuals, trustees, pension and profit sharing plans, charitable organizations, and other institutional investors. As of Sept. 30, 1997, the Adviser managed over $29 billion in assets: over $5 billion in equities and over $17 billion in fixed income securities (including $1.7 billion in municipal securities). The $29 billion in managed assets included over $7 billion held by open-end mutual funds managed by the Adviser (approximately 15% of the mutual fund assets were held by clients of the Adviser). These mutual funds were owned by over 265,000 shareholders. The $7 billion in mutual fund assets included over $728 million in over 42,000 IRA accounts. In managing those assets, the Adviser utilizes a proprietary computer-based information system that maintains and regularly updates information for approximately 9,000 companies.
The Adviser also monitors over 1,400 issues via a proprietary credit analysis system. At Sept. 30, 1997, the Adviser employed
16 research analysts and 55 account managers. The average investment-related experience of these individuals was 24 years.

     Stein Roe Counselor [service mark] and Stein Roe Personal
Counselor [service mark] are professional investment advisory services offered to Fund shareholders. Each is designed to help shareholders construct Fund investment portfolios to suit their individual needs. Based on information shareholders provide about their financial circumstances, goals, and objectives in response to a questionnaire, the Adviser's investment professionals create customized portfolio recommendations for investments in the mutual funds managed by the Adviser. Shareholders participating in Stein
Roe Counselor [service mark] are free to self direct their investments while considering the Adviser's recommendations;
shareholders participating in Stein Roe Personal Counselor
[service mark] enjoy the added benefit of having the Adviser implement portfolio recommendations automatically for a fee of 1% or less, depending on the size of their portfolios. In addition to reviewing shareholders' circumstances, goals, and objectives periodically and updating portfolio recommendations to reflect any changes, the shareholders who participate in these programs are assigned a dedicated Counselor [service mark] representative.
Other distinctive services include specially designed account statements with portfolio performance and transaction data, newsletters, and regular investment, economic, and market updates.
A $50,000 minimum investment is required to participate in either program.

     Please refer to the descriptions of the Adviser, management agreement, administrative agreement, fees, expense limitations, and transfer agency services under Fee Table and Management in the Prospectus, which are incorporated herein by reference. The table below shows gross fees paid for the three most recent fiscal years and any expense reimbursements by the Adviser:

                                   YEAR         YEAR         YEAR
                 TYPE OF           ENDED        ENDED        ENDED
FUND             PAYMENT          9/30/97      9/30/96     9/30/95
-------------    ------------    ----------  ----------  ----------
Young Investor
 Fund          Management fee     $501,602    $476,810    $130,982
               Administrative fee  695,027     158,937         N/A
               Reimbursement       196,907     663,230     322,803
Growth Investor
  Portfolio     Management fee   1,567,638         N/A         N/A

     The Adviser provides office space and executive and other personnel to Young Investor Fund, and bears any sales or promotional expenses. Young Investor Fund pays all expenses other than those paid by the Adviser, including but not limited to printing and postage charges and securities registration and custodian fees and expenses incidental to its organization.

     The administrative agreement provides that the Adviser shall reimburse Young Investor Fund to the extent that its total annual expenses (including fees paid to the Adviser, but excluding taxes, interest, commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which its shares are being offered for sale to the public; provided, however, the Adviser is not required to reimburse Young Investor
Fund an amount in excess of fees paid by the Fund under that agreement for such year. In addition, in the interest of further limiting expenses of Young Investor Fund, the Adviser may voluntarily waive its management fee and/or absorb certain expenses, as described under Fee Table in the Prospectus. Any such reimbursement will enhance the yield of the Fund.

     Each management agreement provides that neither the Adviser, nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Trust for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by the Adviser of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

     Any expenses that are attributable solely to the organization, operation, or business of Young Investor Fund shall be paid solely out of its assets. Any expenses incurred by Investment Trust that are not solely attributable to a particular
Fund are apportioned in such manner as the Adviser determines is fair and appropriate, unless otherwise specified by the Board of Trustees.

Bookkeeping and Accounting Agreement

     Pursuant to separate agreements with Investment Trust and Base Trust, the Adviser receives a fee for performing certain bookkeeping and accounting services for Young Investor Fund and Growth Investor Portfolio. For services provided to Investment
Trust, the Adviser receives an annual fee of $25,000 per Fund plus
 .0025 of 1% of average net assets over $50 million. During the fiscal years ended Sept. 30, 1995, 1996 and 1997, the Adviser received aggregate fees of $192,479, $265,246 and $315,067, respectively, from Investment Trust for services performed under this Agreement.


                              DISTRIBUTOR

     Shares of Young Investor Fund are distributed by Liberty
Financial Investments, Inc. ("Distributor") under a Distribution
Agreement as described under Management in the Prospectus, which is incorporated herein by reference. The Distributor is a subsidiary of Colonial Management Associates, Inc., which is an indirect subsidiary of Liberty Financial. The Distribution
Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of Investment Trust, and (ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party. Investment Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.

     As agent, the Distributor offers shares to investors in states where the shares are qualified for sale, at net asset value, without sales commissions or other sales load to the investor. In addition, no sales commission or "12b-1" payment is paid by Young Investor Fund. The Distributor offers Young
Investor Fund shares only on a best-efforts basis.


                          TRANSFER AGENT

     SSI performs certain transfer agency services for Investment
Trust, as described under Management in the Prospectus. For performing these services, SSI receives from Young Investor Fund a fee based on an annual rate of .22 of 1% of average net assets.
Investment Trust believes the charges by SSI to Young Investor
Fund are comparable to those of other companies performing similar services. (See Investment Advisory Services.) Under a separate agreement, SSI also provides certain investor accounting services to Growth Investor Portfolio.


                          CUSTODIAN

     State Street Bank and Trust Company (the "Bank"), 225
Franklin Street, Boston, Massachusetts 02101, is the custodian for
Investment Trust and Base Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.

     Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S.
are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the Investment Company Act of 1940.

     Each Board of Trustees reviews, at least annually, whether it is in the best interests of Growth Investor Portfolio and Young
Investor Fund and its shareholders to maintain assets in each of the countries in which Growth Investor Portfolio invests with particular foreign sub-custodians in such countries, pursuant to contracts between such respective foreign sub-custodians and the Bank. The review includes an assessment of the risks of holding assets in any such country (including risks of expropriation or imposition of exchange controls), the operational capability and reliability of each such foreign sub-custodian, and the impact of local laws on each such custody arrangement. Each Board of Trustees is aided in its review by the Bank, which has assembled the network of foreign sub-custodians utilized by Growth Investor
Portfolio, as well as by the Adviser and counsel. However, with respect to foreign sub-custodians, there can be no assurance that Growth Investor Portfolio, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians, or application of foreign law to the foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

     Growth Investor Portfolio may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.


                 INDEPENDENT PUBLIC ACCOUNTANTS

     The independent public accountants for Investment Trust and Growth Investor Portfolio are Arthur Andersen LLP, 33 West Monroe
Street, Chicago, Illinois 60603. The accountants audit and report on the annual financial statements, review certain regulatory reports and the federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust.


                    PORTFOLIO TRANSACTIONS

     The Adviser places the orders for the purchase and sale of portfolio securities and options and futures contracts. The
Adviser's overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution.
The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These include: the Adviser's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; the Adviser's knowledge of the financial stability of the broker or dealer selected and such other brokers or dealers; and the Adviser's knowledge of actual or apparent operational problems of any broker or dealer.
Recognizing the value of these factors, Growth Investor Portfolio may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by the Adviser's staff while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by the Adviser, and reports are made annually to the Board of Trustees.

     With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for Growth
Investor Portfolio, the Adviser often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Adviser uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including Growth Investor Portfolio, to such brokers or dealers to ensure the continued receipt of research products or services the Adviser feels are useful. In certain instances, the Adviser receives from brokers and dealers products or services that are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, the Adviser makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by the Adviser (without prior agreement or understanding, as noted above) through brokerage commissions generated by transactions by clients
(including Growth Investor Portfolio), while the portion of the costs attributable to non-research usage of such products or services is paid by the Adviser in cash. No person acting on behalf of Growth Investor Portfolio is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. The Adviser also may receive research in connection with selling concessions and designations in fixed price offerings in which Growth Investor
Portfolio participates. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of the Adviser and not all such research products or services are used in connection with the management of Growth
Investor Portfolio.

     With respect to Growth Investor Portfolio's purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, the Adviser may also consider the part, if any, played by the broker or dealer in bringing the security involved to the Adviser's attention, including investment research related to the security and provided to Growth Investor Portfolio.

     The table below shows information on brokerage commissions paid by Young Investor Fund:

Total amount of brokerage commissions paid during
  fiscal year ended 9/30/97.............................$512,584
Amount of commissions paid to brokers or dealers who
  supplied research services to the Adviser............. 484,845
Total dollar amount involved in such transactions
  (000 omitted)..........................................334,188
Amount of commissions paid to brokers or dealers that
  were allocated to such brokers or dealers by a
  portfolio manager because of research services
  provided...............................................109,459
Total dollar amount involved in such transactions
  (000 omitted)..........................................119,168
Total amount of brokerage commissions paid during
 fiscal year ended 9/30/96...............................174,919
Total amount of brokerage commissions paid during
  fiscal year ended 9/30/95...............................38,043

     Each Trust has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for portfolio securities. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of the Association of the National Association of Securities Dealers.

     During the last fiscal year, Growth Investor Portfolio held securities issued by one or more of their regular broker-dealers or the parent of such broker-dealers that derive more than 15% of gross revenue from securities-related activities.  Such holdings were as follows at Sept. 30, 1997:
                                            Amount of
                                          Securities Held
         Broker-Dealer                    (in thousands)
---------------------------------------   ----------------
Associates Corporation of North America     $14,525


                ADDITIONAL INCOME TAX CONSIDERATIONS

     Young Investor Fund and Growth Investor Portfolio intends to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders.

     Because dividend and capital gain distributions reduce net asset value, a shareholder who purchases shares shortly before a record date will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.

     Young Investor Fund expects that less than 100% of its dividends will qualify for the deduction for dividends received by corporate shareholders.

     To the extent Growth Investor Portfolio invests in foreign securities, it may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of total assets at the close of any fiscal year consist of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which its shareholders will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by Young Investor
Fund even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their United States income taxes.
Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by Young Investor Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit may be required to treat a portion of dividends received from Young Investor Fund as separate category income for purposes of computing the limitations on the foreign tax credit available to such shareholders. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, Young Investor Fund will notify shareholders of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by Young Investor Fund and (ii) the portion of Fund dividends which represents income from each foreign country, if Young Investor
Fund qualifies to pass along such credit.


                    INVESTMENT PERFORMANCE

     Young Investor Fund may quote certain total return figures from time to time. A "Total Return" on a per share basis is the amount of dividends distributed per share plus or minus the change in the net asset value per share for a period. A "Total Return
Percentage" may be calculated by dividing the value of a share at the end of a period by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average
Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.
                                                                n
Average Annual Total Return is computed as follows: ERV = P(1+T)

 Where:   P  =  a hypothetical initial payment of $1,000
          T  =  average annual total return
          n  =  number of years
        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period at the end of the period (or fractional portion thereof).


     For example, for a $1,000 investment in Young Investor Fund, the "Total Return," the "Total Return Percentage," and the
"Average Annual Total Return" at Sept. 30, 1997 were:

                                    TOTAL RETURN    AVERAGE ANNUAL
                    TOTAL RETURN     PERCENTAGE      TOTAL RETURN
                    ------------    -------------   --------------
      1 year           $1,264           26.37%         26.37%
      Life of Fund*     2,466          146.59          30.20
______________________________________
*Life of Fund is from its date of public offering, 4/29/94 .

     Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results. The performance of Young Investor Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

     In advertising and sales literature, Young Investor Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions.
The composition of these indexes or averages differs from that of Young Investor Fund. Comparison of Young Investor Fund to an alternative investment should be made with consideration of differences in features and expected performance.

     All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which Investment
Trust believes to be generally accurate. Young Investor Fund may also note its mention or recognition in newspapers, magazines, or other media from time to time. However, Investment Trust assumes no responsibility for the accuracy of such data. Newspapers and magazines which might mention Young Investor Fund include, but are not limited to, the following:

Architectural Digest
Arizona Republic
Atlanta Constitution
Associated Press
Barron's
Bloomberg
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN
Crain's Chicago Business
Consumer Reports
Consumer Digest
Dow Jones Newswire
Fee Advisor
Financial Planning
Financial World
Forbes
Fortune
Fund Action
Fund Decoder
Gourmet
Individual Investor
Investment Adviser
Investment Dealers' Digest
Investor's Business Daily
Kiplinger's Personal Finance Magazine
Knight-Ridder
Lipper Analytical Services
Los Angeles Times
Louis Rukeyser's Wall Street
Money
Morningstar
Mutual Fund Market News
Mutual Fund News Service
Mutual Funds Magazine
Newsweek
The New York Times
No-Load Fund Investor
Pension World
Pensions and Investment
Personal Investor
Physicians Financial News
Jane Bryant Quinn (syndicated column)
The San Francisco Chronicle
Securities Industry Daily
Smart Money
Smithsonian
Strategic Insight
Time
Travel & Leisure
USA Today
U.S. News & World Report
Value Line
The Wall Street Journal
The Washington Post
Working Women
Worth
Your Money

     Young Investor Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation. Its performance also may be compared to the following indexes or averages:

Dow-Jones Industrial Average        New York Stock Exchange Composite
Index
Standard & Poor's 500 Stock Index   American Stock Exchange Composite
Index
Standard & Poor's 400 Industrials   NASDAQ Composite
Wilshire 5000                       NASDAQ Industrials
(These indexes are widely           (These indexes generally reflect
 recognized indicators of           the performance of stocks
 general U.S. stock market          traded in the indicated
 results.)                          markets.)

     In addition, Young Investor Fund may compare performance as indicated below:

Lipper Equity Fund Average
Lipper General Equity Fund Average
Lipper Growth Fund Average
Lipper Growth Fund Index
Morningstar All Equity Funds Average
Morningstar Domestic Stock Average
Morningstar Equity Fund Average
Morningstar General Equity Average*
Morningstar Growth Fund Average
Morningstar Hybrid Fund Average
Morningstar Total Fund Average
Morningstar U.S. Diversified Average
_________
*Includes Morningstar Aggressive Growth, Growth, Balanced, Equity
Income, and Growth and Income Averages.

     Lipper Growth Fund index reflects the net asset value weighted total return of the largest thirty growth funds and thirty growth and income funds, respectively, as calculated and published by Lipper. The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. Young
Investor Fund may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify Young Investor Fund to a different category or develop
(and place it into) a new category, it may compare its performance or ranking with those of other funds in the newly assigned category, as published by the service.

     Young Investor Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10%
labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

     Of course, past performance is not indicative of future
results.
                     ________________

     To illustrate the historical returns on various types of financial assets, Young Investor Fund may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

Common stocks
Small company stocks
Long-term corporate bonds
Long-term government bonds
Intermediate-term government bonds
U.S. Treasury bills
Consumer Price Index
                    _____________________

     Young Investor Fund may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax deferral on a hypothetical investment. This chart assumes that an investor invested $2,000 a year on Jan. 1, for any specified period, in both a Tax-Deferred Investment and a Taxable
Investment, that both investments earn either 6%, 8% or 10% compounded annually, and that the investor withdrew the entire amount at the end of the period. (A tax rate of 39.6% is applied annually to the Taxable Investment and on the withdrawal of earnings on the Tax-Deferred Investment.)


               TAX-DEFERRED INVESTMENT VS. TAXABLE INVESTMENT

Interest
Rate   3%        5%        7%        9%        3%       5%        7%       9%
--------------------------------------------------------------------------------
Com-
pound-
ing
Years       Tax-Deferred Investment                 Taxable Investment
----  ------------------------------------  ------------------------------------

30   $82,955  $108,031  $145,856  $203,239  $80,217  $98,343  $121,466  $151,057
25    65,164    80,337   101,553   131,327   63,678   75,318    89,528   106,909
20    49,273    57,781    68,829    83,204   48,560   55,476    63,563    73,028
15    35,022    39,250    44,361    50,540   34,739   38,377    42,455    47,025
10    22,184    23,874    25,779    27,925   22,106   23,642    25,294    27,069
 5    10,565    10,969    11,393    11,840   10,557   10,943    11,342    11,754
 1    2,036      2,060     2,085     2,109    2,036    2,060     2,085     2,109

     Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.

     From time to time, Young Investor Fund may offer in its advertising and sales literature to send an investment strategy guide, a tax guide, or other supplemental information to investors and shareholders. It may also mention the Stein Roe Counselor [service mark] and the Stein Roe Personal Counselor [service mark] programs and asset allocation and other investment strategies.


                         APPENDIX--RATINGS

RATINGS IN GENERAL

     A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities in which a fund invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

     The following is a description of the characteristics of ratings of corporate debt securities used by Moody's Investors
Service, Inc. ("Moody's") and Standard & Poor's Corporation
("S&P").

RATINGS BY MOODY'S

Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

RATINGS BY S&P

AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1. This rating is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES:
The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.
                        _______________________

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) 1. Financial statements included in Part A of this Amendment to the Registration Statement: Financial Highlights.

    2.  Financial statements included in Part B of this
        Amendment:

        (a) Financial statements (investments as of September 30, 1996, balance sheets as of September 30, 1996, statements of operations for the year ended September 30, 1996, statements of changes in net assets for each of the two years in the period ended September 30, 1996, and notes thereto) and report of independent public accountants are incorporated by reference to Registrant's September 30, 1996 annual report relating to Stein Roe Balanced Fund, Stein Roe Growth & Income Fund, Stein Roe Growth Stock Fund, Stein Roe Special Fund, Stein Roe Special Venture Fund, Stein Roe Capital Opportunities Fund, and Stein Roe International Fund.

       (b) Financial statements (investments as of September 30, 1996, balance sheet as of September 30, 1997, statement of operations for the year ended September 30, 1997, statement of changes in net assets for each of the two years in the period ended September 30, 1997, and notes thereto) and report of independent public accountants are incorporated by reference to Registrant's September 30, 1997 annual report relating to Stein Roe Young Investor Fund.

(b) Exhibits: [Note: As used herein, the term "Registration Statement" refers to the Registration Statement of the Registrant on Form N-1A under the Securities Act of 1933, No. 33-11351. The terms "Pre-Effective Amendment" and "PEA" refer, respectively, to a pre-effective amendment and a post-effective amendment to the Registration Statement.]

     1. (a) Agreement and Declaration of Trust as amended through February 1, 1996. (Exhibit 1 to PEA #32.)*
         (b) Amendment dated December 31, 1996 to Agreement and
             Declaration of Trust.  (Exhibit 1(b) to PEA #37.)*

     2.  By-Laws of Registrant as amended through February 3,
         1993. (Exhibit 2 to PEA #34).*

     3.  None.

     4.  Inapplicable.

     5.  Management agreement between Registrant and Stein Roe
         & Farnham Incorporated (the "Adviser") as amended through July 1, 1996. (Exhibit 5(a) to PEA #34.)*

     6. (a) Underwriting agreement between Registrant and Liberty Securities Corporation dated June 22, 1987 as amended through October 28, 1992. (Exhibit 6 to PEA #34).*
         (b) Specimen copy of selected dealer agreement. (Exhibit 6(b) to PEA #40.)*

     7.  None.

     8.  Custodian contract between Registrant and State Street
         Bank and Trust Company as amended through May 8, 1995.
         (Exhibit 8 to PEA #31.)*

     9. (a) Restated Transfer Agency Agreement between Registrant and SteinRoe Services Inc. dated August 1, 1995.(Exhibit 9(a) to PEA #31.)*
         (b) Accounting and Bookkeeping Agreement dated August 1, 1994. (Exhibit 9(b) to PEA #34.)*
         (c) Administrative Agreement between Registrant and the Adviser dated August 15, 1995 as amended through July 1, 1996. (Exhibit 9(c) to PEA #34.)*
         (d) Sub-transfer agent agreement with Colonial Investors Service Center as amended through June 30, 1997. (Exhibit 9(d) to PEA #41.)*

    10. (a) Opinions and consents of Ropes & Gray. (Exhibit 10(a) to PEA #34).*
         (b) Opinions and consents of Bell, Boyd & Lloyd with respect to SteinRoe Prime Equities (now named Stein Roe Growth & Income Fund), Stein Roe Capital Opportunities Fund, Stein Roe Special Fund, SteinRoe Stock Fund (now named Stein Roe Growth Stock Fund), SteinRoe Total Return Fund (now named Stein Roe Balanced Fund), Stein Roe International Fund,
             Stein Roe Young Investor Fund, and Stein Roe Special Venture Fund. (Exhibit 10(b) to PEA #34).*
         (c) Opinion and consent of Bell, Boyd & Lloyd with respect to Stein Roe Emerging Markets Fund. (Exhibit 10(c) to PEA #37.)*
         (d) Opinion and consent of Bell, Boyd & Lloyd with respect to Stein Roe Growth Opportunities Fund. (Exhibit 10(d) to PEA #39.)*

    11. (a) Consent of Arthur Andersen LLP, independent public accountants.
         (b) Consent of Morningstar, Inc.  (Exhibit 11(b) to PEA
             #34).*

    12.  None.

    13.  Inapplicable.

    14. (a) Stein Roe & Farnham Funds Individual Retirement
            Account Plan.  (Exhibit 14 to PEA #41.)*
        (b) Stein Roe & Farnham Prototype Paired Defined
            Contribution Plan.**

    15.  None.

    16. Schedules for computation of each performance quotation provided in the Registration Statement in response to Item 22 for SteinRoe Prime Equities (now named Stein Roe Growth & Income Fund), Stein Roe Total Return Fund (now named Stein Roe Balanced Fund), Stein Roe Stock Fund (now named Stein Roe Growth Stock Fund), Stein Roe Capital Opportunities Fund, Stein Roe Special Fund, Stein Roe International Fund, Stein Roe Young Investor Fund, and Stein Roe Special Venture Fund. (Exhibit 16 to PEA #34).*

    17.  (a) Financial Data Schedule--Stein Roe Growth & Income
             Fund.
         (b) Financial Data Schedule--Stein Roe Balanced Fund.
         (c) Financial Data Schedule--Stein Roe Growth Stock Fund.
         (d) Financial Data Schedule--Stein Roe Capital
             Opportunities Fund.
         (e) Financial Data Schedule--Stein Roe Special Fund.
         (f) Financial Data Schedule--Stein Roe International
             Fund.
         (g) Financial Data Schedule--Stein Roe Young Investor
             Fund.
         (h) Financial Data Schedule--Stein Roe Special Venture
             Fund.
         (i) Financial Data Schedule--Stein Roe Emerging Markets
             Fund
         (j) Financial Data Schedule--Stein Roe Growth
             Opportunities Fund

    18.  Inapplicable

    19.  (Miscellaneous.)
         (a) Mutual Fund Application. (Exhibit 19(a) to PEA #40.)*
         (b) Automatic Redemption Services Application. (Exhibit 19(c) to PEA #34).*
_______________________
 *Incorporated by reference.
**Incorporated by reference to Exhibit 14(b) to post-effective amendment No. 33 to the Registration Statement on Form N-1A of Stein Roe Income Trust, No. 33-02633.

Item 25.  Persons Controlled By or Under Common Control with
Registrant.

The Registrant does not consider that it is directly or indirectly controlling, controlled by, or under common control with other persons within the meaning of this Item. See "Investment Advisory Services," "Management," and "Transfer Agent" in the Statement of Additional Information, each of which is incorporated herein by reference.

Item 26.  Number of Holders of Securities.

                                          Number of Record Holders
            Title of Series               as of September 30, 1997
     ---------------------------------  -------------------------
     Stein Roe Growth & Income Fund                 8,858
     Stein Roe International Fund                   4,403
     Stein Roe Young Investor Fund                 99,536
     Stein Roe Special Venture Fund                 4,814
     Stein Roe Emerging Markets Fund                3,399
     Stein Roe Growth Opportunities Fund            3,710
     Stein Roe Balanced Fund                        6,300
     Stein Roe Growth Stock Fund                   14,922
     Stein Roe Capital Opportunities Fund          37,090
     Stein Roe Special Fund                        32,583

Item 27.  Indemnification.

Article Tenth of the Agreement and Declaration of Trust of Registrant (Exhibit 1), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Unless otherwise permitted under the 1940 Act,

     (i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

     (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

     (iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article Tenth also provides that its indemnification provisions are not exclusive.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

Pursuant to the indemnification agreement among the Registrant, its transfer agent and its investment adviser dated July 1, 1995, the Registrant, its trustees, officers and employees, its transfer agent and the transfer agent's directors, officers and employees are indemnified by Registrant's investment adviser against any and all losses, liabilities, damages, claims and expenses arising out of any act or omission of the Registrant or its transfer agent performed in conformity with a request of the investment adviser that the transfer agent and the Registrant deviate from their normal procedures in connection with the issue, redemption or transfer of shares for a client of the investment adviser.

Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.

Item 28.  Business and Other Connections of Investment Adviser.

The Adviser is a wholly-owned subsidiary of SteinRoe Services Inc. ("SSI"), which in turn is a wholly-owned subsidiary of Liberty Financial Companies, Inc., which is a majority owned subsidiary of LFC Holdings, Inc., which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company. The Adviser acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of officers and directors of the Adviser, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the statement of additional information (part B) entitled "Investment Advisory Services."

Certain directors and officers of the Adviser also serve and have during the past two years served in various capacities as officers, directors, or trustees of SSI and of the Registrant, SR&F Base Trust, and/or other investment companies managed by the Adviser.  (The listed entities are located at One South
Wacker Drive, Chicago, Illinois 60606, except for SteinRoe Variable Investment Trust and Keyport Variable Investment Trust, which are located at Federal Reserve Plaza, Boston, MA 02210 and LFC Utilities Trust, which is located at One Financial
Center, Boston, MA 02111.)  A list of such capacities is given below.
                                                 POSITION FORMERLY
                                                    HELD WITHIN
                      CURRENT POSITION              PAST TWO YEARS
                      -------------------        -----------------
STEINROE SERVICES INC.
Gary A. Anetsberger   Vice President
Timothy K. Armour     Vice President
Jilaine Hummel Bauer  Vice President; Secretary
Kenneth J. Kozanda    Vice President; Treasurer
Kenneth R. Leibler    Director
C. Allen Merritt, Jr. Director; Vice President
Hans P. Ziegler       Director, President,          Vice Chairman
                       Chairman

SR&F BASE TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive Vice-President; Secy.
Thomas W. Butch       Executive Vice-President
Loren A. Hansen       Executive Vice-President
Michael T. Kennedy                                  Vice-President
Lynn C. Maddox                                      Vice-President
Jane M. Naeseth                                     Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE INCOME TRUST; STEIN ROE INSTITUTIONAL TRUST; AND
STEIN ROE TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive V-P; Secretary
Thomas W. Butch       Executive Vice-President      Vice-President
Philip J. Crosley     Vice-President
Loren A. Hansen       Executive Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Steven P. Luetger                                   Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
Jane M. Naeseth       Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive V-P; Secretary
Bruno Bertocci        Vice-President
David P. Brady        Vice-President
Thomas W. Butch       Executive Vice-President      Vice-President
Daniel K. Cantor      Vice-President
Philip J. Crosley     Vice-President
E. Bruce Dunn                                       Vice-President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
David P. Harris       Vice-President
Harvey B. Hirschhorn  Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
Arthur J. McQueen     Vice-President
Richard B. Peterson   Vice-President
M. Gerard Sandel      Vice-President
Gloria J. Santella    Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE ADVISOR TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive V-P; Secretary
Bruno Bertocci        Vice-President
David P. Brady        Vice-President
Thomas W. Butch       Executive Vice-President      Vice-President
Daniel K. Cantor      Vice-President
Philip J. Crosley     Vice-President
E. Bruce Dunn                                       Vice-President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
David P. Harris       Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
M. Jane McCart        Vice-President
Arthur J. McQueen     Vice-President
Richard B. Peterson   Vice-President
M. Gerard Sandel      Vice-President
Gloria J. Santella    Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE MUNICIPAL TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive V-P; Secretary
Thomas W. Butch       Executive Vice-President      Vice-President
Joanne T. Costopoulos Vice-President
Philip J. Crosley     Vice-President
Loren A. Hansen       Executive Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
M. Jane McCart        Vice-President
Hans P. Ziegler       Executive Vice-President

STEINROE VARIABLE INVESTMENT TRUST
Gary A. Anetsberger   Treasurer
Timothy K. Armour     Vice President
Jilaine Hummel Bauer  Vice President
E. Bruce Dunn                                       Vice President
Erik P. Gustafson     Vice President
Harvey B. Hirschhorn  Vice President
Michael T. Kennedy    Vice President
Jane M. Naeseth       Vice President
Richard B. Peterson   Vice President

LFC UTILITIES TRUST
Gary A. Anetsberger   Vice President
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President

KEYPORT VARIABLE INVESTMENT TRUST
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President

Item 29.  Principal Underwriters.

Registrant's principal underwriter, Liberty Securities Corporation, is a wholly owned subsidiary of Liberty Investment Services, Inc., a wholly owned subsidiary of Liberty Financial Services, Inc. which, in turn, is a wholly owned subsidiary of Liberty Financial Companies, Inc. Liberty Financial Companies, Inc. is a public corporation whose majority shareholder is LFC Holdings, Inc., a wholly owned subsidiary of Liberty Mutual Equity Corporation. Liberty Mutual Equity Corporation is a wholly owned subsidiary of Liberty Mutual Insurance Company.

Liberty Securities Corporation is principal underwriter for the following investment companies:

Stein Roe Income Trust
Stein Roe Municipal Trust
Stein Roe Investment Trust
Stein Roe Institutional Trust
Stein Roe Trust

Set forth below is information concerning the directors and officers of Liberty Securities Corporation:
                                                      Positions
                      Positions and Offices         and Offices
Name                    with Underwriter           with Registrant
------------------    --------------------          --------------
Porter P. Morgan      Chairman of the Board; Director       None
Frank L. Tarantino    President; Chief Operating
                        Officer; Director                   None
Robert L. Spadafora   Executive Vice President -
                        Sales and Marketing                 None
John T. Treece, Jr.   Senior Vice President - Operations    None
John W. Reading       Senior Vice President and
                        Assistant Secretary                 None
Valerie A. Arendell   Senior Vice President - Sales         None
Gerald H. Stanney,    Vice President and Compliance
   Jr.                  Officer (Boston)                    None
Jilaine Hummel Bauer  Vice President and Compliance    Exec. V-P &
                        Officer (Chicago)               Secretary
Bruce F. Ripepi       Vice President, General Counsel       None
                        and Assistant Secretary
Timothy K. Armour     Vice President                   President,
                                                         Trustee
Lindsay Cook          Vice President                     Trustee
Ralph E. Nixon        Vice President                        None
Joyce B. Riegel       Vice President                        None
Heidi J. Walter       Vice President                        V-P
Glenn E. Williams     Assistant Vice President              None
Philip J. Iudice      Treasurer                             None
John A. Benning       Secretary                             None
John A. Davenport     Assistant Secretary                   None
Marjorie M. Pluskota  Assistant Secretary                   None
C. Allen Merritt, Jr. Assistant Treasurer; Assistant
                        Secretary; Director                 None

The principal business address of Mr. Armour, Ms. Bauer, Ms. Pluskota, Ms. Riegel and Ms. Walter is One South Wacker Drive, Chicago, IL 60606; that of Mr. Williams is Two Righter Parkway, Wilmington, DE 19803; that of Mr. Ripepi is 100 Manhattanville Road, Purchase, NY 10577; and that of the other officers is 600 Atlantic Avenue, Boston, MA 02210-2214.

Item 30.  Location of Accounts and Records.

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One South Wacker Drive, Chicago, Illinois 60606. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent or custodian.

Item 31.  Management Services.

None.

Item 32.  Undertakings.

If requested to do so by the holders of at least 10% of the Trust's outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940.

Since the information called for by Item 5A is contained in the latest annual reports to shareholders, Registrant undertakes with respect to each series to furnish each person to whom a prospectus is delivered with a copy of the latest annual report to shareholders upon request and without charge.

                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 1st day of December, 1997.

                                    STEIN ROE INVESTMENT TRUST

                                 By      TIMOTHY K. ARMOUR
                                      Timothy K. Armour, President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                    Title*                      Date
------------------------   ---------------------   ---------------
TIMOTHY K. ARMOUR           President and Trustee  December 1, 1997
Timothy K. Armour
Principal Executive Officer

GARY A. ANETSBERGER         Senior Vice-President  December 1, 1997
Gary A. Anetsberger
Principal Financial Officer

SHARON R. ROBERTSON         Controller             December 1, 1997
Sharon R. Robertson
Principal Accounting Officer

KENNETH L. BLOCK            Trustee                December 1, 1997
Kenneth L. Block

WILLIAM W. BOYD             Trustee                December 1, 1997
William W. Boyd

LINDSAY COOK                Trustee                December 1, 1997
Lindsay Cook

DOUGLAS A. HACKER           Trustee                December 1, 1997
Douglas A. Hacker

JANET LANGFORD KELLY        Trustee                December 1, 1997
Janet Langford Kelly

FRANCIS W. MORLEY           Trustee                December 1, 1997
Francis W. Morley

CHARLES R. NELSON           Trustee                December 1, 1997
Charles R. Nelson

THOMAS C. THEOBALD          Trustee                December 1, 1997
Thomas C. Theobald

*This amendment to the Registration Statement has also been signed by the above persons in their capacities as trustees and officers of SR&F Base Trust.

                     STEIN ROE INVESTMENT TRUST
             INDEX TO EXHIBITS FILED WITH THIS AMENDMENT

Exhibit
Number   Description
-------  ------------

11(a)    Consent of Arthur Andersen LLP

17(a)    Financial Data Schedule--Stein Roe Growth & Income Fund

17(b)    Financial Data Schedule--Stein Roe Balanced Fund

17(c)    Financial Data Schedule--Stein Roe Growth Stock Fund

17(d)    Financial Data Schedule--Stein Roe Capital
         Opportunities Fund

17(e)    Financial Data Schedule--Stein Roe Special Fund

17(f)    Financial Data Schedule--Stein Roe International Fund

17(g)    Financial Data Schedule--Stein Roe Young Investor Fund

17(h)    Financial Data Schedule--Stein Roe Special Venture Fund

17(i)    Financial Data Schedule--Stein Roe Emerging Markets
         Fund

17(j)    Financial Data Schedule--Stein Roe Growth Opportunities
         Fund